811-4694

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 23
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 25

THE AMERICAN FUNDS TAX-EXEMPT SERIES II
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, Secretary
The American Funds Tax-Exempt Series II
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. Flower Street, 23rd Floor
Los Angeles, CA  90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on July 15, 2002, pursuant to paragraph (b) of rule 485.




THE TAX-EXEMPT FUND OF CALIFORNIA(R)

SUPPLEMENT TO PROSPECTUS DATED
July 15, 2002

Beginning July 15, 2002, Class R-5 shares of The Tax-Exempt Fund of California will be available to certain clients of the Personal Investment Management Group of Capital Guardian
Trust Company. Accordingly, the prospectus for this fund is supplemented as follows:

FEES AND EXPENSES OF THE FUND - page 4

Shareholder Fees (paid directly from your investment)

                                                       Class R-5

Maximum sales charge imposed on purchases
(as a percentage of offering price)                       none
Maximum sales charge imposed on reinvested dividends      none
Maximum deferred sales charge                             none
Redemption or exchange fees                               none


Annual Fund Operating Expenses (deducted from fund assets)

                                                      Class R-5/1/

Management Fees                                            0.38%
Distribution and/or Service (12b-1) Fees                   none
Other Expenses                                             0.15%
Total Annual Fund Operating Expenses                       0.53%

/1/ Based on estimated amounts for the current fiscal year.


Example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             One Year      Three Years    Five Years    Ten Years

Class R-5     $54           $170          $296            $665


PURCHASE AND EXCHANGE OF SHARES - pages 11-12

Class R-5 Shares

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of this fund.


SALES CHARGES - pages 12-13

Class R-5 Shares

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

                                 The Tax-Exempt
                            Fund of California/(R)/

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
   1      Risk/Return Summary
------------------------------------------------------
   4      Fees and Expenses of the Fund
------------------------------------------------------
   5      Investment Objectives, Strategies and Risks
------------------------------------------------------
   7      Management and Organization
------------------------------------------------------
   8      Shareholder Information
------------------------------------------------------
   9      Choosing a Share Class
------------------------------------------------------
  11      Purchase and Exchange of Shares
------------------------------------------------------
  12      Sales Charges
------------------------------------------------------
  14      Sales Charge Reductions and Waivers
------------------------------------------------------
  15      Plans of Distribution
------------------------------------------------------
  16      How to Sell Shares
------------------------------------------------------
  17      Distributions and Taxes
------------------------------------------------------
  18      Financial Highlights
------------------------------------------------------

                                  JULY 15, 2002

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
 DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.      ANY
 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. It invests primarily in municipal bonds, including lower quality bonds issued by municipalities in the state of California. Municipalities include counties, cities, towns, and various regional or special districts.

 The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. The values of and the income generated by debt securities owned by the fund will be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
 LOGO

1992       8.27
1993       12.66
1994       -5.09
1995       17.59
1996       4.27
1997       8.54
1998       6.13
1999       -1.97
2000       11.29
2001       3.83


         Highest/lowest quarterly results during this time period were:

        HIGHEST                      7.46%    (quarter ended March 31, 1995)
        LOWEST                       -4.68%   (quarter ended March 31, 1994)


    The year-to-date result was 3.77% for the six months ended June 30, 2002.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 10/28/86
 ------------------------------------------------------------------------------
 Before Taxes                        -0.06%     4.67%       5.95%      6.28%
 ------------------------------------------------------------------------------
 After Taxes on Distributions        -0.20%     4.52%       5.85%       N/A
 ------------------------------------------------------------------------------
 After Taxes on Distributions and     1.68%     4.64%       5.80%       N/A
 Sale of Fund Shares
 ------------------------------------------------------------------------------
 Class B - began 3/15/00
 ------------------------------------------------------------------------------
 Before Taxes                        -1.88%      N/A         N/A       4.63%
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond       5.13%     5.98%       6.63%      7.22%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper California Municipal Debt     3.71%     5.07%       6.07%      6.39%
 Average/2/
 ------------------------------------------------------------------------------
 Class A 30-day yield: 3.82%
 (For current yield information, please call American FundsLine at
  1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include the reinvestment of dividend and capital gains distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.38%    0.38%     0.38%        0.38%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.25%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.06%    0.05%     0.22%        0.22%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.69%    1.43%     1.60%        0.85%
 ----------------------------------------------------------------------------------------------------

 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $443               $587               $745              $1,201
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $646               $852               $982              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $146               $452               $782              $1,511
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $263               $505               $871              $1,900
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $163               $505               $871              $1,900
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 87               $271               $471              $1,049
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

 Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund which does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

 Under normal market conditions, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in deter mining a shareholder's federal alternative minimum tax. The fund will invest primarily in debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality) and may invest up to 20% of its assets in debt securities rated Ba and BB or below.

 The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, as with other debt securities, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 The fund may also hold cash or money market instruments or taxable debt secu rities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average long-term opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                               ONEYEAR    FIVEYEARS    TENYEARS     LIFETIME


 Class A - began 10/28/86
 ------------------------------------------------------------------------------
 Before Taxes                     3.83%        5.47%       6.36%        6.55%
 ------------------------------------------------------------------------------
 After Taxes on Distributions     3.68%        5.32%       6.26%         N/A
 ------------------------------------------------------------------------------
 After Taxes on Distributions
 and                              4.12%        5.32%       6.16%         N/A
 Sale of Fund Shares
 ------------------------------------------------------------------------------
 Class B - began 3/15/00
 ------------------------------------------------------------------------------
 Before Taxes                     3.07%         N/A         N/A         6.76%
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal        5.13%        5.98%       6.63%        7.22%
 Bond Index/1/
 ------------------------------------------------------------------------------
 Lipper California Municipal      3.71%        5.07%       6.07%        6.39%
 Debt Average/2/
 ------------------------------------------------------------------------------
 Class A distribution rate/3/: 4.50%
 (For current distribution rate information, please American FundsLine at
  1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include the reinvestment of dividend and capital gains distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Fund of California are:


 PORTFOLIO COUNSELOR/ FUND   PORTFOLIO COUNSELOR   PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)           EXPERIENCE        (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ---------------------------------------------------------------------------------------------------
 NEIL L. LANGBERG                 15 years         Vice President, Investment Management Group,
 Senior Vice President                             Capital Research and Management Company

                                                   Investment professional for 23 years, all with
                                                   Capital Research and Management Company or
                                                   affiliate
 ---------------------------------------------------------------------------------------------------
 DAVID A. HOAG                     8 years         Senior Vice President, Capital Research
 Vice President                                    Company

                                                   Investment professional for 13 years in total;
                                                   10 years with Capital Research and
                                                   Management Company or affiliate
 ---------------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS                 3 years         Vice President and Director, Capital Research
 Vice President                                    Company

                                                   Investment professional for 12 years in total;
                                                   5 years with Capital Research and Management
                                                   Company or affiliate
 ---------------------------------------------------------------------------------------------------

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds

 Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
LOGO


 A more detailed description of policies and services is included in the fund's statement of additional information and the owner's guide sent to new American Funds shareholders titled "Welcome to the Family." Both are available by writing or calling American Funds Service Company.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the fund, you must choose a share class. If none is chosen, your investment will be made in Class A shares.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. However, tax-exempt funds should not serve as retirement plan investments. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more bought without an initial
                             sales charge)
  12b-1 fees                 up to 0.25% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 The fund and American Funds Distributors, the fund's distributor, reserve the right to reject any purchase order for any reason, including purchases which are part of exchange activity that could involve actual or potential harm to the fund.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account                           $  1,000
 To add to an account                              $     50
 -----------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000
 -----------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES               $500,000
 -----------------------------------------------------------

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures to make "fair value" determinations in certain circumstances, for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain
 Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more may be subject to a 1% contingent deferred sales charge if shares are sold within one year of purchase.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $50,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Interest on a state's municipal bonds is also generally not included in state gross income for taxpayers in that state. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California corporate and personal income tax (although not from California franchise tax). To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP (except for the six months ended February 28, 2002), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                         -----------------------------------------------------------
                          Six months
                            ended
                         February 28,             YEAR ENDED AUGUST 31
                         2002/1, //2/
                         -------------- 2001     2000     1999     1998      1997
                                       ---------------------------------------------
 NET ASSET VALUE,          $16.56      $16.00   $15.72   $16.60   $16.22    $15.78
 BEGINNING OF PERIOD
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income        .35         .74      .74      .74      .79       .83
 Net (losses) gains on
 securities (both
 realized and                (.20)        .63      .31     (.65)     .47       .53
 unrealized)
 -----------------------------------------------------------------------------------
 Total from investment        .15        1.37     1.05      .09     1.26      1.36
 operations
 -----------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.35)       (.76)    (.74)    (.74)    (.80)     (.83)
 Distributions (from         (.06)       (.05)    (.03)    (.23)    (.08)     (.09)
 capital gains)
 -----------------------------------------------------------------------------------
 Total distributions         (.41)       (.81)    (.77)    (.97)    (.88)     (.92)
 -----------------------------------------------------------------------------------
 NET ASSET VALUE, END      $16.30      $16.56   $16.00   $15.72   $16.60    $16.22
 OF PERIOD
 -----------------------------------------------------------------------------------
 TOTAL RETURN/4/              .93%       8.83%    6.98%     .47%    7.98%     8.80%
 -----------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $  497      $  470   $  394   $  379   $  358    $  289
 period (in millions)
 -----------------------------------------------------------------------------------
 Ratio of expenses to         .70%/5/     .69%     .72%     .70%     .71%      .72%
 average net assets
 -----------------------------------------------------------------------------------
 Ratio of net income to
 average net assets          4.36%/5/    4.62%    4.78%    4.55%    4.83%     5.15%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

                                                       CLASS B
                                        ---------------------------------------
                                         Six months      Year
                                           ended         ended     March 15 to
                                        February 28,  August 31,   August 31,
                                         2002/1, 2/      2001        2000/1/
                                        ---------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD     $16.56       $16.00        $15.38
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:/3/
 Net investment income                       .29          .62           .24
 Net (losses) gains on securities
 (both                                      (.20)         .63           .67
 realized and unrealized)
 ------------------------------------------------------------------------------
 Total from investment operations            .09         1.25           .91
 ------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends (from net investment
 income)                                    (.29)        (.64)         (.29)
 Distributions (from capital gains)         (.06)        (.05)            -
 ------------------------------------------------------------------------------
 Total distributions                        (.35)        (.69)         (.29)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD           $16.30       $16.56        $16.00
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/                             .55%        8.04%         5.99%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in            $    8       $    4        $    1
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to average net           1.44%/5/     1.43%          .67%
 assets
 ------------------------------------------------------------------------------
 Ratio of net income to average net
 assets                                     3.58%/5/     3.80%         1.77%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

                                  CLASS C                    CLASS F
                         ------------------------------------------------------
                          Six months                 Six months
                            ended      March 19 to     ended       March 20 to
                         February 28,   August 31,  February 28,    August 31,
                          2002/1, 2/       2001      2002/1, 2/      2001/1/
                         ------------------------------------------------------
 NET ASSET VALUE,          $16.56        $16.27       $16.56         $16.27
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:/3/
 Net investment income        .28           .25          .33            .29
 Net (losses) gains on
 securities (both
 realized and                (.20)          .29         (.20)           .29
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment        .08           .54          .13            .58
 operations
 ------------------------------------------------------------------------------
 DIVIDENDS AND
 DISTRIBUTIONS:
 Dividends (from net
 investment income)          (.28)         (.25)        (.33)          (.29)
 Distributions (from         (.06)            -         (.06)             -
 capital gains)
 ------------------------------------------------------------------------------
 Total distributions         (.34)         (.25)        (.39)          (.29)
 ------------------------------------------------------------------------------
 NET ASSET VALUE, END      $16.30        $16.56       $16.30         $16.56
 OF PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/4/              .48          3.34%         .83           3.65%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of        $   10        $    3            3         $    1
 period (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to       1.58/5/         .73%       .88/5/           .42%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income to
 average net assets         3.44/5/        1.55%       4.23/5/         1.86%




 1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
 2 Unaudited.
 3 Based on average shares outstanding.
 4 Total returns exclude all sales charges, including contingent deferred sales charges.
 5 Annualized.

                               Six months
                                 ended
                              February 28,        YEAR ENDED AUGUST 31
                               2002/1, 2/
                              --------------2001   2000   1999   1998    1997
                                            -----------------------------------
 Portfolio turnover
 rate for all
 classes of shares                     9%     27%    42%    23%    28%     16%

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street,
 Los Angeles, California 90071.
 Investment Company File No. 811-4694
                                                       Printed on recycled paper
                                                                TEFCA-010-1101/B

                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                       THE TAX-EXEMPT FUND OF CALIFORNIA

                                     Part B
                      Statement of Additional Information

                                 July 15, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Fund of California (the "fund" or "TEFCA") dated July 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                    The American Funds Tax-Exempt Series II
                       The Tax-Exempt Fund of California
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .       14
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       15
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       17
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       27
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       35
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       38
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Shareholder Account Services and Privileges . . . . . . . . . . . .       42
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       44
General Information . . . . . . . . . . . . . . . . . . . . . . . .       45
Class A Share Investment Results and Related Statistics . . . . . .       47
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       49
Financial Statements




                   The Tax-Exempt Fund of California - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and California income taxes.
..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.
..    The fund will invest at least 65% of its assets in debt securities rated
     BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Services, Inc. (Moody's) or better or unrated but determined to be of equivalent quality.
..    The fund may invest up to 20% of its assets in straight debt securities rated BB by S&P and Ba by Moody's or below or unrated but determined to be of equivalent quality.
..    The fund will invest substantially in securities with maturities in excess of three years.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.


                   The Tax-Exempt Fund of California - Page 2

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


                   The Tax-Exempt Fund of California - Page 3

MUNICIPAL LEASE OBLIGATIONS - The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These securities include, but are not limited to:
(i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS - The following describes certain risks relating to debt obligations of California issuers. This information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the state of California (the "State") and various local agencies in California, available as of the date of this Prospectus.
 While the Investment Adviser has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. In addition to this current information, future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of public entities to pay their obligations.


Certain debt obligations held by the fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. Certain state property and other state tax revenues and moneys from the State's general fund are appropriated by the state legislature each fiscal year for distribution to counties, cities and their various taxing entities, such as school districts, to assist such local entities in providing essential governmental functions, including those required by


                   The Tax-Exempt Fund of California - Page 4 state law. During the severe recession California experienced from 1991 to 1993, the state legislature eliminated significant components of its aid to local governments. The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of state revenues to local governments, or to make them less dependent on state budget decisions, cannot be predicted. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the fund may be impaired.


Certain of the debt obligations may be obligations of issuers who rely in whole or in part on ad valorem real or personal property taxes as a source of revenue or may be leases subject to annual appropriation by the lessor. Article XIIIA of the California Constitution limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed one percent of the full cash value of the property, and effectively prohibits the levying of any other ad valorem property tax, even with voter approval. Full cash value is defined as the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraisal value of real property when purchased, newly constructed, or when a change in ownership has occurred after the 1975 assessment. The full cash value is subject to annual adjustment to reflect inflation at a rate not to exceed two percent or a reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction or other factors. Article XIIIB of the California Constitution limits the amount of appropriations of state and of local governments from "proceeds of taxes" to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and certain other adjustments. Both Article XIIIA and Article XIIIB were adopted by the people of the state of California pursuant to the State's initiative constitutional amendment process.


Certain debt obligations held by the fund may be obligations payable solely from lease payments on real property leased to the state, cities, counties or their various public entities, especially since the adoption of Article XIIIA described above because such leases are structured so as not to create a statutory "debt" of the leasing entity. However, to insure that a debt is not technically created, California law requires that the lessor is not required to make lease payments during any period that it is denied use and occupancy of the property lease in proportion to such loss. Moreover, the lessor does not agree to pay lease payments beyond the current fiscal year; it only agrees to include lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the fund would not be paid in a timely manner.


Proposition 62 was approved by the voters in 1986 and fully activated in 1995 by a state Supreme Court ruling. Proposition 62 took away general law cities' and counties' authority to impose other general purpose taxes without voter approval.


On November 5, 1996, Proposition 218 was accepted by a majority of California voters. Proposition 218 constrains local governments' ability to impose "property-related" fees, assessments and taxes. This measure applies to all cities, counties, special districts, redevelopment agencies and school districts in California. This amendment basically extended to charter cities the same voter approval requirements imposed under Proposition 62 on general law cities and counties.


                   The Tax-Exempt Fund of California - Page 5

Certain debt obligations held by the fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those debt obligations.


The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. In the past, the Medi-Cal program has provided a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any eligible hospital.
 The State now selectively contracts by county with California hospitals to provide reimbursement for non-emergency inpatient services to Medi-Cal beneficiaries, generally on a flat per diem payment basis regardless of cost.
 California law also permits private health plans and insurers to contract selectively with hospitals for services to beneficiaries on negotiated terms, generally at rates lower than standard charges. It is expected that hospitals that do not contract with health plans and insurers will experience some decrease in patient census.


Debt obligations payable solely from revenues of health care institutions may also be insured by the State pursuant to an insurance program operated by the Office of Statewide Health Planning and Development (the "Office"). Most such debt obligations are secured by a mortgage of real property in favor of the Office and the holders. If a default occurs on such insured debt obligations, the Office may either continue to make debt service payments on the obligations or foreclose on the mortgage and request the State Treasurer to issue debentures payable from a reserve fund established under the insurance program (the Health Facility Construction Loan Insurance Fund or "HFCLIF") or from unappropriated State funds. In the event of a default, any debenture payable from the HFCLIF would become payable on a par with general obligations bonds issued by the State.


Certain debt obligations held by the fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.


Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. Up until five days before the actual trustee sale, the debtor is entitled to reinstate the mortgage by making any overdue payments. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after the expiration of three months following the recordation of a notice of default. Such time delays in collections


                   The Tax-Exempt Fund of California - Page 6 could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.


In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.


Certain debt obligations held by the fund may be obligations which finance the acquisition of single-family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.


Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


The California economy and general financial condition affect the ability of the State and local governments to raise and redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations.
 California is the most populous state in the nation with a total population estimated at 34 million. California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries, military base closures and a major drop in real estate construction. California's economy has been performing strongly since the start of 1994, although U.S. economic growth has been slower than expected since the Spring of 2001.


Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.


In addition, it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such


                   The Tax-Exempt Fund of California - Page 7 earthquake could create a major dislocation of the California economy and significantly affect state and local government budgets.


It is not possible to predict the future impact of the voter initiatives, State constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future, on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations.
There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Nonetheless, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.


Recent Developments Regarding Energy - In mid-2000, wholesale electricity prices in California began to rise, swiftly and dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities had previously been frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the investor-owned utilities and their ability to purchase electricity. In the face of those difficulties and serious shortages of electricity, the Governor proclaimed a state of emergency to exist in California and directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power, using advances from the State's General Fund, as necessary to assist in mitigating the effects of the emergency. The DWR's power supply program is designed to cover the shortfall between the amount of electricity required by retail electric customer's of California's three investor-owned utility companies ("IOUs") and the amount of electricity produced by the IOUs and purchased by the IOUs under existing contracts.


DWR has announced plans to issue approximately $12.5 billion in revenue bonds to purchase electricity. The bonds, which would be repaid over time by ratepayers, would cover the difference between retail end use customer payments for electricity furnished by the DWR and the DWR's cost of purchasing that electricity. The State anticipates that customer payments and bond proceeds will fully reimburse the General Fund for its advances made to implement the DWR's power purchases. Pending implementation of these repayment mechanisms, the State reports that it has sufficient available resources to continue to support the DWR's electricity purchases for many months. Neither the faith and credit nor the taxing power of the State will be pledged to pay the revenue bonds. The timing of the DWR bond sales is dependent on action by the California Public Utilities Commission (the "CPUC") and other factors, including potential legal challenges.


Between January 17, 2001 and October 15, 2001, DWR committed approximately $11.3 billion under the power supply program. The power supply program has been financed by $6.1 billion of unsecured interest-bearing loans from the General Fund of the State, $4.3 billion of secured loans from banks and other financial institutions and DWR revenues from power sales to customers aggregating approximately $2.5 billion through October 14, 2001.


                   The Tax-Exempt Fund of California - Page 8

DWR's power supply program is designed to cover the electricity shortfall until December 31, 2002. Thereafter and until the DWR revenue bonds are retired, DWR will sell electricity purchased under long-term contracts to customers, but under current law DWR is not authorized to provide the balance of any net short required by the customers. The Administration and the CPUC are developing plans to have the IOUs purchase the residential net short after DWR is no longer authorized to do so. Alternatively, it is possible that the power supply program will be extended by legislation or that another State agency will be authorized to develop a successor program.


Since January 2001, the Governor and the State Legislature have implemented a number of steps through new laws and Executive Orders to respond to the energy problems in the State. These steps include expediting power plant construction and other means of increasing electricity supplies, implementing vigorous energy conservation programs, and entering into long-term power supply and natural gas supply contracts to reduce reliance of spot markets. While the State expects that the measures described above, coupled with conservation, local management and improved energy efficiency, will continue to enable the State to avoid disruptions of the supply of electricity to the public, and will lower wholesale power prices and ultimately promote the financial recover of IOUs, the situation continues to be fluid and subject to many uncertainties. Nonetheless, the State Department of Finance believes that short- and long-term business investment and location decisions may be adversely affected by the energy crisis. There can be no assurance that there will not be future disruptions in power supplies or related developments which could adversely affect the State's economy, and which in turn affect State revenues.


State Budget - Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last five fiscal years.


The combination of surging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in the State's General Fund revenues during fiscal year 1999-2000. The California economy avoided the national slowdown during the second half of 2000, entering 2001 with very strong momentum. Although California's growth continues to outpace the nation, the early months of 2001 revealed a significant moderation in the State's economic growth. The May 2001-02 Revision published by the California Legislative Analysts's Office disclosed a reversal of the recent General Fund financial trend as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in market levels since early 2000. The 2001 Budget Act projects General Fund revenues in 2001-02 will be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates and $4.3 billion below the estimate in the 2001-02 Governor's Budget.


Fiscal Year 2001-02 Budget Act. On July 26, 2001, the Governor signed the 2001-02 Budget Act, almost four weeks after the start of the fiscal year. The spending plan for 2001-02 includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilizes more than half of the budget surplus as of June 30, 2001, but still leaves a projected balance in the SFEU at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumes that, during the course of the fiscal year, the $6.1 billion advanced by the General Fund


                   The Tax-Exempt Fund of California - Page 9 to the DWR for power purchases will be repaid with interest. The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State issued approximately $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program.


Since the enactment of the 2001 Budget Act, the Governor has signed into law several spending bills or tax credits totaling an estimated $110 million for the General Fund for 2001-02, which would in the absence of offsetting expenditure reductions reduce the budgeted reserve in the SFEU of $2.6 billion. In preparing the 2002-03 Proposed Budget, the Governor has informed all State agencies (other than public safety activities and other mandatory expenditures) to prepare 15% reduction proposals.


The terrorist attacks of September 11, 2001 have resulted in increased uncertainty regarding the economic outlook for the State. Past experience suggests that shocks to American society of far lesser severity have resulted in a temporary loss in consumer and business confidence and a reduction in the rate of economic growth. With the U.S. economy already on the edge of recession before the attacks, a downturn in the economy is now a distinct possibility, with a corresponding reduction in State General Fund revenues which had already started to appear before September 11, 2001. It is not possible at this time to project how much the State's economy may be further affected as a result of the attacks.


The most recent economic report from the Department of Finance, issued in October 2001, excludes any impact from the September 11 attacks. General Fund revenues have been below forecast by a net amount of 0.5% for May and June 2001 and by 3.8% for July through September, a reflection of economic conditions prior to the September 11 attacks. The Revenue and Expenditure assumptions above have been based upon certain estimates of the performance of the California and national economies in calendar years 2001 and 2002. In the 2001 Budget Act, the Department of Finance projected that the California economy would continue to grow, but at a more moderate pace.


U.S. economic growth has been slower than expected in recent months and the national slowdown began to affect California.


THE FOREGOING DISCUSSION OF THE 2000-01 AND 2001-02 FISCAL YEAR BUDGETS ARE BASED IN LARGE PART ON STATEMENTS MADE IN THE "PRELIMINARY OFFICIAL STATEMENT" DATED OCTOBER 19, 2001 DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.


State Indebtedness - As of September 1, 2001, the State had approximately $23.2 billion aggregate amount of its long-term general obligation bonds outstanding and unused long-term general obligation bond authorizations in an aggregate amount of approximately $10.9 billion. As of August 1, 2001, the State had also authorized the issuance of up to approximately $4.2 billion of commercial paper notes, of which approximately $0.8 billion was outstanding. The State also


                  The Tax-Exempt Fund of California - Page 10 builds and acquires capital facilities through the use of lease purchase borrowing. As of September 1, 2001, the State had approximately $6.3 billion of outstanding Lease-Purchase Debt.


In addition to the general obligation bonds, State agencies and authorities had approximately $29.0 billion aggregate principal amount of revenue bonds and notes outstanding as of September 1, 2001. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds.
 Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.


Litigation - The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. A number of lawsuits have been filed concerning various aspects of the current energy situation. These include disputes over rates set by the CPUC; responsibility for electricity and natural gas purchases made by the investor-owned utilities and California Independent System Operator (which continues to purchase some electricity); continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties.


Ratings - Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. The State's improved economy and budget resulted in several subsequent upgrades in its general obligation bond ratings, but in Spring 2001 Moody's and Standard & Poor's downgraded the State's general obligation bond ratings. As of October 22, 2001, the State's general obligation bonds were rated Aa3 by Moody's, A+ by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


U.S. COMMONWEALTH OBLIGATIONS - The fund may invest in obligations of the various commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to


                  The Tax-Exempt Fund of California - Page 11 sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


                  The Tax-Exempt Fund of California - Page 12

The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


CONCENTRATION OF INVESTMENTS - The fund will invest more than 25% of its assets in municipal obligations of issuers located in the same state. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase. The fund may invest more than 25% of its assets in industrial development bonds.


PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


There is no current intent to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage


                  The Tax-Exempt Fund of California - Page 13 commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

 2. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

 3. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

 4. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

 6. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;


                  The Tax-Exempt Fund of California - Page 14

7. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

12. Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


     The fund may not:

     (a) invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

     (b) invest more than 15% of its value of its net assets in illiquid securities.

     (c) invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986.


                  The Tax-Exempt Fund of California - Page 15

All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                  The Tax-Exempt Fund of California - Page 16

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                                 AGGREGATE
                                                                                                COMPENSATION
                                                                                           (INCLUDING VOLUNTARILY
                                                                                                  DEFERRED
                                                                                              COMPENSATION/1/)
                                                                                               FROM THE FUND
                                    POSITION                                                 DURING FISCAL YEAR
                                      WITH           PRINCIPAL OCCUPATION(S) DURING                ENDED
     NAME, ADDRESS AND AGE         REGISTRANT                 PAST 5 YEARS                    AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.             Trustee       Corporate Director and author; former            $2,843/3/
 6077 San Elijo, Box 2494                        United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                       former Vice Chairman of the Board,
 Age: 67                                         Knight-Ridder, Inc., former Chairman
                                                 and Publisher, The Miami Herald
                                                                ----------------
-------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie             Trustee       Private Investor.  Former President              $2,843/3/
 P.O. Box 144                                    and Chief Executive Officer, The
 Palos Verdes Estates, CA 90274                  Mission Group (non-utility holding
 Age: 68                                         company, subsidiary of Southern
                                                 California Edison Company
-------------------------------------------------------------------------------------------------------------------
 +Don R. Conlan                    Trustee       President (retired), The Capital Group            none/4/
 1630 Milan Avenue                               Companies, Inc.
 South Pasadena, CA 91030
 Age: 65
-------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                    Trustee       CEO and President, The Earth                     $2,755/3/
 100 W. Broadway                                 Technology Corporation (international
 Suite 240                                       consulting engineering)
 Long Beach, CA 90802
 Age: 52
-------------------------------------------------------------------------------------------------------------------
 Martin Fenton                     Trustee       Managing Director, Senior Resource               $3,175/3/
 4660 La Jolla Village Drive                     Group LLC (development and
 Suite 725                                       management of senior living
 San Diego, CA 92122                             communities)
 Age: 66
-------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                 Trustee       President, Fuller Consulting (financial          $2,843/3/
 4337 Marina City Drive                          management consulting firm)
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 55
-------------------------------------------------------------------------------------------------------------------
 +*Abner D. Goldstine              President,    Senior Vice President and Trustee,                none/4/
 Age: 71                           PEO and       Capital Research and Management
                                   Trustee       Company
-------------------------------------------------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.             Chairman      Executive Vice President and Director,            none/4/
    Age: 52                        of            Capital Research and Management
                                   the Board     Company
-------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                 Trustee       Chairman and CEO, AECOM                          $ 3,175
 555 South Flower Street, Suite                  Technology Corporation (architectural
 3700                                            engineering)
 Los Angeles, CA 90071
 Age: 66
-------------------------------------------------------------------------------------------------------------------
 Frank M .Sanchez                  Trustee       President, The Sanchez Family                    $ 2,965
 5234 Via San Delarro, #1                        Corporation dba McDonald's
 Los Angeles, CA 90022                           Restaurants (McDonald's licensee)
 Age: 58
-------------------------------------------------------------------------------------------------------------------
                                       TOTAL COMPENSATION
                                     (INCLUDING VOLUNTARILY
                                            DEFERRED
                                      COMPENSATION/1/) FROM      TOTAL NUMBER
                                      ALL FUNDS MANAGED BY         OF FUND
                                      CAPITAL RESEARCH AND          BOARDS
                                       MANAGEMENT COMPANY          ON WHICH
                                  OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
     NAME, ADDRESS AND AGE         YEAR ENDED AUGUST 31, 2001     SERVES/2/
------------------------------------------------------------------------------
 Richard G. Capen, Jr.                     $98,620/3/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 67
------------------------------------------------------------------------------
 H. Frederick Christie                     $205,620/3/                19
 P.O. Box 144
 Palos Verdes Estates, CA 90274
 Age: 68
------------------------------------------------------------------------------
 +Don R. Conlan                              none/4/                   7
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 65
------------------------------------------------------------------------------
 Diane C. Creel                            $48,580/3/                 12
 100 W. Broadway
 Suite 240
 Long Beach, CA 90802
 Age: 52
------------------------------------------------------------------------------
 Martin Fenton                             $184,120/3/                17
 4660 La Jolla Village Drive
 Suite 725
 San Diego, CA 92122
 Age: 66
------------------------------------------------------------------------------
 Leonard R. Fuller                         $80,620/3/                 13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 55
------------------------------------------------------------------------------
 +*Abner D. Goldstine                        none/4/                  12
 Age: 71
------------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.                       none/4/                  15
    Age: 52
------------------------------------------------------------------------------
 Richard G. Newman                         $ 116,620                  13
 555 South Flower Street, Suite
 3700
 Los Angeles, CA 90071
 Age: 66
------------------------------------------------------------------------------
 Frank M .Sanchez                          $  52,100                  12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 58
------------------------------------------------------------------------------




                  The Tax-Exempt Fund of California - Page 17

                  The Tax-Exempt Fund of California - Page 18

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($5,551), H. Frederick Christie ($5,574), Diane C. Creel ($3,838), Martin Fenton ($10,299), and Leonard R. Fuller ($6,628). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

4 Don R. Conlan, Paul G. Haaga, Jr., and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                  The Tax-Exempt Fund of California - Page 19

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie          Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel                $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton             $ 50,001 - $100,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller             $ 1 - $10,000            $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman            $ 1 - $10,000                Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez              $ 1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/2/
-------------------------------------------------------------------------------
 Don R. Conlan                 $ 1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine           $10,001 - $50,000            Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.             Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital
  Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


                  The Tax-Exempt Fund of California - Page 20

                                 OTHER OFFICERS


                                 POSITION(S)         PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE    WITH REGISTRANT               DURING
--------------------------------------------------        PAST 5 YEARS
                                                  -----------------------------
Neil L. Langberg        48   Senior Vice          Vice President, Investment
11100 Santa Monica           President            Management Group, Capital
Blvd.                                             Research
Los Angeles, CA 90025                             and Management Company
-------------------------------------------------------------------------------
Michael J. Downer       46   Vice President       Senior Vice President - Fund
333 South Hope Street                             Business Management Group,
Los Angeles, CA 90071                             Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
David A. Hoag           36   Vice President       Senior Vice President,
11100 Santa Monica                                Capital Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Edward B. Nahmias       49   Vice President       Vice President and Director,
11100 Santa Monica                                Capital Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       53   Secretary            Vice President - Fund
333 South Hope Street                             Business Management Group,
Los Angeles, CA 90071                             Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   38   Treasurer            Vice President - Fund
135 South State                                   Business Management Group,
College Blvd.                                     Capital Research and
Brea, CA 92821                                    Management Company
-------------------------------------------------------------------------------
Kimberly S. Verdick     37   Assistant            Assistant Vice President -
333 South Hope Street        Secretary            Fund Business Management
Los Angeles, CA 90071                             Group, Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
Susi M. Silverman       31   Assistant Treasurer  Vice President - Fund
135 South State                                   Business Management Group,
College Blvd.                                     Capital Research and
Brea, CA 92821                                    Management Company
-------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $1,500 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended. In addition, various Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1,
2001 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                  The Tax-Exempt Fund of California - Page 21

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Trustees. At its most recent meeting, the Committee considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


In reviewing the quality of services provided to the fund, the Committee noted that during 2001, the fund's results slightly lagged many of the funds in its peer group but were slightly above the median for the five- and ten- year periods ended December 31, 2001. The Committee also considered the quality and depth of the Investment Advsier's organization in general and of the investment professionals currently providing services to the fund.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were highly favorable in relation to its peer group. The Committee also discussed steps taken by the Investment Adviser to control overall expenses during a period of


                  The Tax-Exempt Fund of California - Page 22 market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The Investment Adviser receives a fee at an annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $390 million and gross investment income levels of 4%, 5%, 6%, 7% and 8% management fees would be 0.34%, 0.37%, 0.40%, 0.43% and 0.46%, respectively.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.
 For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees of $1,646,000, $1,442,000, and $1,459,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been


                  The Tax-Exempt Fund of California - Page 23 specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares. Administrative service fees paid for Class C and F shares for the fiscal period ended 2001 were $1,000 and $1,000, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the
Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


                  The Tax-Exempt Fund of California - Page 24

Commissions retained by the Principal Underwriter on sales of Class A shares during the 2001 fiscal year amounted to $203,000 after an allowance of $746,000 to dealers. During the fiscal years ended 2000 and 1999, the Principal Underwriter retained $124,000 and $205,000, respectively, on sales of Class A shares after an allowance of $474,000 and $794,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2001 period amounted to $23,000 after compensation of $124,000 to dealers. During the fiscal year ended 2000, the Principal Underwriter retained $6,000 on sales of Class B shares after compensation of $38,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.25% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal


                  The Tax-Exempt Fund of California - Page 25

Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2001 fiscal year, the fund paid or accrued $1,070,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, $25,000 for Class B shares, $5,000 for Class C shares, and $1,000 for Class F shares. As of August 31, 2001, accrued and unpaid distribution expenses under the Plans for Class A shares, Class B shares, and Class C shares were $178,000, $4,000, and $2,000, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                  The Tax-Exempt Fund of California - Page 26

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires the fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. Corporate taxpayers should note that dividends will not be exempt from California corporate income or franchise tax.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS - By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial


                  The Tax-Exempt Fund of California - Page 27 obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS - The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION - Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless will be taxable to the shareholder to the extent it consists of ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which may be taxable to them, in whole or in part.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. Generally, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in the fund, and then reinvests the sales proceeds in the fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in the fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any


                  The Tax-Exempt Fund of California - Page 28 portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                  The Tax-Exempt Fund of California - Page 29

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension


                  The Tax-Exempt Fund of California - Page 30 and profit sharing plans. Class R-5 shares of the fund are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                  The Tax-Exempt Fund of California - Page 31

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       COMMISSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20

 $1 million or more . . . .              none          none      (see below)
-------------------------------------------------------------------------------



                  The Tax-Exempt Fund of California - Page 32

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies as determined by a Vice President or Senior Vice President of the Capital Research and Management Company Fund Administration and Compliance Unit; and


                  The Tax-Exempt Fund of California - Page 33

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.



                  The Tax-Exempt Fund of California - Page 34

Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the


                  The Tax-Exempt Fund of California - Page 35 account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);


                  The Tax-Exempt Fund of California - Page 36

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     .endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                  The Tax-Exempt Fund of California - Page 37

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving


                  The Tax-Exempt Fund of California - Page 38 plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


                  The Tax-Exempt Fund of California - Page 39

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     - Requests must be signed by the registered shareholder(s).

     - A signature guarantee is required if the redemption is:

          -  Over $50,000;

          -

          Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union


                  The Tax-Exempt Fund of California - Page 40 that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     -Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

     - Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the


                  The Tax-Exempt Fund of California - Page 41 redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                  The Tax-Exempt Fund of California - Page 42

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000


                  The Tax-Exempt Fund of California - Page 43 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the


                  The Tax-Exempt Fund of California - Page 44

Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended 2001, 2000 and 1999, amounted to $610,000, $182,000 and $318,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan
Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S.
securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $89,000 for Class A shares and $1,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand
Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. Semi-annual financial statements are unaudited. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be


                  The Tax-Exempt Fund of California - Page 45 held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- FEBRUARY 28, 200

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $16.30
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $16.94

                                       2



                  The Tax-Exempt Fund of California - Page 46

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 3.82% based on a 30-day (or one month) period ended February 28, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended February 28, 2002 were 1.49%, 5.02% and 6.23%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended February 28, 2002 were 5.43%, 5.82% and 6.63%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


                  The Tax-Exempt Fund of California - Page 47

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax-equivalent yield based on the maximum combined effective federal/state tax rate of 44.3% for the 30-day (or one month) period ended February 28, 2002 was 6.86%.


                  The Tax-Exempt Fund of California - Page 48

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                  The Tax-Exempt Fund of California - Page 49

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                  The Tax-Exempt Fund of California - Page 50

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                  The Tax-Exempt Fund of California - Page 51

The Tax-Exempt Fund of California
Investment portfolio, February 28, 2002
                                                                                                    /*/


                                                                                    Principal    Market
                                                                                       amount     value
Fixed income securities - 93.73%                                                          /*/       /*/

G.O. Bonds:
 5.00% 2014                                                                              1,500     1,556
 5.00% 2017                                                                              3,000     3,033
 5.00% 2021                                                                              2,500     2,474
 Ref. Bonds, 5.25% 2013                                                                  1,250     1,350
 Veterans G.O. Bonds:
  Series BG, 4.95% 2010                                                                  1,175     1,244
  Series BH, AMT, 5.35% 2013                                                             5,000     5,220
  Series BL, AMT, 4.95% 2007                                                             1,000     1,053
 XLCA Insured, 5.00% 2014                                                                2,000     2,106
Educational Facs. Auth. Rev. Bonds:
 California Institute of Technology, Series 1998, 4.50% 2027                             2,500     2,317
 University of San Francisco, Series 1996, MBIA Insured,                                 1,190     1,371
  5.70% 2011
 Stanford University:
  Series N, 5.20% 2027                                                                   1,500     1,525
  Series R, 5.00% 2021                                                                   4,000     4,050
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, 1998 Series A:
  5.00% 2006                                                                             1,500     1,546
  5.00% 2007                                                                             1,000     1,029
  5.25% 2008                                                                             1,750     1,813
 Downey Community Hospital, Series 1993:
  5.625% 2008                                                                            2,000     2,051
  5.75% 2015                                                                             3,995     4,014
 Kaiser Permanente, Rev. Bonds, 1998 Series B, 5.25% 2013                                2,000     2,086
 Little Co. of Mary Health Services, Series 1998,
 AMBAC Insured:
  5.00% 2010                                                                             2,170     2,367
  5.00% 2013                                                                             1,125     1,197
 Pacific Presbyterian Medical Center, 1985 Series B,                                     3,415     3,471
 INDLC Insured, 6.75% 2015 /*/
Housing Fin. Agcy.:
 Single Family Mortgage Bonds, AMT:
  1995 Issue B-2, AMBAC Insured, 5.70% 2007                                              1,540     1,619
  1997 Series B-3, MBIA Insured, 5.10% 2012                                                660       688
 Single Family Mortgage Rev. Bonds:
  1997 Series C-1, Class III, MBIA Insured, 5.05% 2011                                   1,170     1,218
  1998 Series C-4, Class I, FHA Insured, 4.90% 2004                                      1,965     2,077
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                 4,000     4,017
 Rev. Bonds /*/, Series 1998A, AMT, 5.10% 2018 /*/
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections State Prisons:
  Imperial County, 1991 Series A, 6.50% 2017                                             1,000     1,189
  Lassen County /*/, 1993 Series D, FSA Insured, 5.25% 2015                              2,000     2,198
 Lease Rev. Ref. Bonds, Dept. of Corrections:
  1998 Series C /*/, 5.25% 2007                                                          2,000     2,188
  Various State Prisons, Series 1993A, AMBAC Insured,                                    1,000     1,106
 5.25% 2013
Rural Home Mortgage Fin. Auth., Single Family Mortgage
 Rev. Bonds /*/, AMT :
 1995 Series B, 7.75% 2026                                                                 890       947
 1996 Series A, 7.75% 2027 /*/                                                             665       731
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds /*/:
  Series 1998A-1, AMT, 5.05% 2025 /*/                                                    5,300     5,497
  Series 1998A-3, 5.10% 2025 /*/                                                         5,000     5,174
  Series 1998A-4, 5.25% 2025 /*/                                                         1,500     1,536
 Catholic Healthcare West, Cert. of Part., Series 1999,                                  2,500     2,612
 6.50% 2020
 Citrus Valley Health Partners, Inc., Cert. of Part., MBIA                               1,000     1,114
 Insured, 5.50% 2011
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical                                     5,900     6,689
 Center, Series 1992, 6.50% 2012
 The Internext Group, Cert. of Part.:
  5.375% 2017                                                                            5,375     5,253
  5.375% 2030                                                                            2,000     1,862
 Multifamily Housing Rev. Ref. Bonds /*/, Issue 1999B,                                   2,000     2,097
 5.20% 2029 /*/
 Special Fac. Rev. Bonds /*/, 2000 Series A, AMT,                                        2,500     1,350
 5.70% 2034 /*/
Dept. of Water Resources, Central Valley Project, Water                                  1,000     1,089
 System Rev. Bonds, Series W, 5.50% 2017
County of Alameda, Ref. Cert. of Part., Series 2001A,                                    1,000     1,099
 MBIA Insured, 5.375% 2015
Alameda Corridor Transportation Auth., Tax-Exempt Senior                                 1,000     1,038
 Lien Rev. Bonds, Series 1999A, MBIA Insured, 5.125% 2018
Alta Loma School Dist. /*/, G.O. Bonds, 1999 Election,                                   2,500       886
 Series A, FGIC Insured, 0% 2021
Anaheim Public Fncg. Auth., Lease Rev. Bonds /*/,
 FSA Insured:
 Senior Lease Rev. Bonds, 1997 Series A, 6.00% 2024                                      1,500     1,761
 Subordinate Lease Rev. Bonds, 1997 Series C:
  0% 2018                                                                                5,400     2,302
  0% 2022                                                                                2,000       661
Antelope Valley Healthcare District Insured Ref. Rev. Bonds,                             5,000     5,224
 Series 1997A, FSA Insured, 5.20% 2017
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev.                              1,340     1,420
 Bonds, Subordinated Series B, AMBAC Insured, 5.70% 2010
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps.:
  Cert. of Part.:
   Episcopal Homes Foundation, Series 1997A, 5.25% 2007                                  1,400     1,367
   Stanford University Hospital, Series 1993:
    5.75% 2005 /*/                                                                       1,240     1,390
    5.50% 2013 /*/                                                                       1,500     1,668
  Ref. Rev. Cert. of Part.:
   American Baptist Homes Foundation, Series 1998A,                                      3,705     3,438
 6.10% 2017
   Episcopal Homes Foundation, Series 1998, 5.00% 2009                                   4,600     4,735
  Rev. Bonds /*/, Series 2001A:
   5.50% 2009                                                                            6,800     7,106
   6.125% 2020                                                                           2,000     2,050
 Fin. Auth., Taxable Rev. Ref. Cert. of Part. /*/,                                       3,000     2,722
 Series 1997B, 6.20% 2027
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge                                  4,000     4,244
 Rev. Bonds, 2001 Series D, 5.125% 2015
Berkeley Unified School Dist., Alameda County, 1992 G.O.                                 1,540     1,568
 Bonds, Series G, FGIC Insured, 5.00% 2018
Redev. Agcy. of the City of Burbank /*/, Tax Allocation
 Bonds, 1993 Series A:
 6.00% 2013                                                                              1,500     1,569
 6.00% 2023                                                                              1,000     1,037
 6.25% 2024                                                                              1,420     1,478
Cabrillo Community College Dist., Santa Cruz County,                                     1,500       739
 Election of 1998 G.O. Bonds, Series B, FGIC Insured,
 0% 2016
Capistrano Unified School Dist., Community Facs. Dist.                                   1,250     1,236
 No. 98-2 /*/, Series 1999 Special Tax Bonds, 5.75% 2029
City of Cathedral City, Community Facs. Dist. No. 2000-1,
 Special Tax Bonds:
 6.625% 2023                                                                               815       826
 6.70% 2030                                                                              3,750     3,799
Central California Joint Powers Health Fncg. Auth.,
 Cert. of Part. /*/:
 Series 2000:
  6.00% 2020                                                                             1,000     1,034
  6.00% 2030                                                                             1,000     1,021
 Series 2001:
  6.00% 2015                                                                             1,000     1,067
  5.625% 2021                                                                            1,000     1,002
Central Valley Fncg. Auth., Cogeneration Project Rev.
 Bonds /*/, Series 1993:
 6.00% 2009                                                                              1,000     1,037
 6.10% 2013 /*/                                                                          1,000     1,081
 6.20% 2020 /*/                                                                          1,500     1,623
Central Valley School Districts Fncg. Auth. /*/, 1998 Rev.                               1,000     1,185
 Bonds, Series A, MBIA Insured, 6.25% 2011
City of Chino Hills:
 Community Facs. Dist. No. 9 /*/, Special Tax Bonds,                                       550       562
 Series 1998, 6.45% 2023
 Community Facs. Dist. No. 10 /*/, Special Tax Bonds,                                    2,000     2,129
 6.95% 2030
City of Commerce, Community Dev. Commission, Redev.                                      1,000     1,054
 Project No. 1, Subordinate Lien Tax Allocation Ref. Bonds,
 Series 1997 B, 5.50% 2008
East Bay Municipal Utility Dist. /*/, Water System                                       7,000     7,473
 Subordinated Rev. Bonds, Series 2001, 5.25% 2016
County of El Dorado, Community Facs. Dist. No. 1992-1 /*/,                                 995     1,027
 Series 1999 Special Tax Bonds, 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax
 Bonds, Series 1999:
 6.20% 2011                                                                              1,475     1,585
 7.00% 2024                                                                              1,000     1,072
City of Fontana, Community Facs. Dist. No. 12 /*/, Special                               1,105     1,172
 Tax Bonds, Series 1999, 6.50% 2015
Foothill-De Anza Community College Dist., Santa Clara County,                            5,555     2,238
 Election of 1999 G.O. Bonds, Series A, MBIA Insured,
 0% 2019
Foothill/Eastern Transportation Corridor Agcy., Toll Road                                1,000     1,168
 Rev. Bonds, Series 1995A, 6.00% 2016 /*/
Fullerton School Dist. Community Facs. Dist. No. 2001-1,                                 3,000     3,049
 2001 Special Tax Bonds, 6.375% 2031
Golden West Schools Fncg. Auth., 1999 Rev. Bonds /*/,                                    2,750     1,186
 Series A, MBIA Insured, 0% 2018
Imperial Irrigation Dist., 1998 Electric System Ref. Rev.                                2,000     2,040
 Bonds, MBIA Insured, 5.00% 2018
City of Irvine:
 Assessment Dist. No. 94-13 /*/, Limited Obligation                                      1,000     1,030
 Improvement Bonds, Group Two, 5.875% 2017
 Assessment Dist. No. 95-12, Limited Obligation Improvement                              1,000       981
 Bonds, Group Three, 5.50% 2021
City of Long Beach:
 Bond Fin. Auth., Lease Rev. Ref. Bonds /*/, Series 2001,                                4,380     4,801
 AMBAC Insured, 5.50% 2016
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC Insured,                                       750       874
  6.00% 2017
 Harbor Rev. Bonds, AMT:
  Series 1993, 5.125% 2018                                                               1,000     1,009
  Series 2000A, FGIC Insured, 5.75% 2013                                                 2,500     2,763
City of Los Angeles:
 G.O. Bonds, Series 2001A, MBIA Insured, 5.00% 2018                                      3,000     3,076
 Harbor Dept. Rev. Bonds:
  Issue 1988, 7.60% 2018 /*/                                                             1,750     2,236
  Issue 1996, Series B, AMT, 6.00% 2013                                                  5,980     6,643
 Multi-Family Housing Rev. Bonds /*/, Series 1997E, AMT,                                 2,005     2,099
  6.125% 2027
 State Building Auth., Lease Rev. Bonds /*/, Series 1999A,                               1,000     1,063
  5.40% 2015
 Dept. of Water and Power:
  Power System Rev. Bonds, 2001 Series A, Subseries A-1,                                 7,500     8,070
 5.25% 2015
  Water System Rev. Bonds, 2001 Series A, 5.125% 2032                                    1,000     1,000
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. /*/,
 1993 Series A:
  6.25% 2003                                                                             1,155     1,191
  6.50% 2008                                                                             6,000     6,284
 Los Angeles Community College Dist., G.O. Bonds, 2001                                   4,500     4,924
 Election, Series A, 5.50% 2016
 Metropolitan Transportation Auth., Proposition A First Tier
 Senior Sales Tax Rev. Ref. Bonds, Series 2001-B,
 FSA Insured:
  Series 1999-A, 5.00% 2019                                                              2,250     2,288
  Series 2001-B:
   5.25% 2015                                                                            1,500     1,626
   5.25% 2017                                                                            3,530     3,763
Metropolitan Water Dist. of Southern California:
 Waterworks G.O. Ref. Bonds, 2001 Series B:
  5.25% 2016                                                                             3,530     3,790
  5.25% 2018                                                                             2,000     2,114
 Water Rev. Bonds, Series 1997A, 5.00% 2026                                              2,500     2,488
 Water Rev. Ref. Bonds, 2001 Series A,:
  5.375% 2013                                                                            4,000     4,448
  5.00% 2029                                                                             1,000       990
Northern California Power Agcy., Geothermal Project
 Number 3 Special Rev. Bonds, 1993 Ref. Series A:
 5.60% 2006 /*/                                                                          1,000     1,121
 5.65% 2007 /*/                                                                          1,025     1,160
Tobacco Securitization Auth. of Northern California,
 Tobacco Settlement Asset-Backed Bonds /*/:
  Series 2001A, 5.25% 2031                                                               1,000       983
  Series 2001B, 5.00% 2028                                                               3,500     3,434
Oak Park Unified School Dist., Ventura County, G.O. Bonds,                               2,300     1,224
 Series 2000 Election of 1977, FSA Insured, 0% 2015
Port of Oakland, Rev. Bonds, 2000 Series K, AMT, FGIC
 Insured:
 5.25% 2007                                                                              2,000     2,182
 5.75% 2014                                                                              1,500     1,639
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs. Dist. No.                              1,000     1,048
 88-1, Series A of 1992, 7.35% 2018 /*/
 Community Facs. Dist./*/:
  No. 1999-1, Series A of 1999, Special Tax Bonds,                                       1,000     1,070
 6.70% 2029
  No. 2000-1, Series A of 2000, Special Tax Bonds:
   6.20% 2023                                                                            1,780     1,824
   6.25% 2030                                                                            1,800     1,842
 Limited Obligation Improvement Bonds, Irvine Coast                                        900       922
 Assessment Dist. No. 88-1, 1998 Series A, 5.25% 2009
 Local Transportation Auth., First Senior Fixed-Rate Bonds:
  AMBAC Insured, 5.00% 2011                                                              2,000     2,182
  MBIA Insured, 6.00% 2009                                                               1,500     1,726
 Recovery Cert. of Part., 1996 Series A, MBIA Insured,                                   1,500     1,730
 6.00% 2008
South Orange County Public Fncg. Auth., Special Tax Rev.                                 1,600     1,775
 Bonds, 1999 Series A, FSA Insured, 5.375% 2011
Orange County Water Dist., Rev. Cert. of Part.,                                          1,960     2,010
 Series 1999A, 5.25% 2022
City of Oxnard, Assessment Dist. No. 97-1-R /*/, Limited
 Obligation Ref. Bonds:
 5.60% 2005                                                                              2,735     2,842
 5.70% 2006                                                                              1,130     1,173
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.                                   6,515     6,828
 Bonds, 1993 Series A, 6.15% 2012
City of Poway, Community Facs. Dist. No. 88-1 /*/, Special
 Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                              1,000     1,101
 6.50% 2009                                                                              1,320     1,456
 6.50% 2010                                                                              1,715     1,890
 6.75% 2015                                                                              2,050     2,226
Poway Unified School Dist., Community Facs. Dist. No. 1,                                 1,000     1,088
 Series 1998 Special Tax Bonds, MBIA Insured, 5.00% 2010
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-Backed
 Bonds, Series 2000:
  5.75% 2009                                                                             2,000     2,166
  5.75% 2020                                                                             6,615     6,882
 Infrastructure Fncg. Auth., Special Obligation Bonds,                                   2,500     2,631
 2000 Series A, 5.50% 2032
 Ports Auth., Special Facs. Rev. Bonds /*/, 1996 Series A,                               1,000       790
 AMT, 6.25% 2026
 Public Fin. Corp. /*/, 2001 Series E, 6.00% 2026                                        2,000     2,257
 Public Improvement Ref. G.O. Bonds, Series 1998B, MBIA                                  4,575     5,190
 Insured, 5.75% 2009
City of Riverside, Electric Rev. Bonds, Issue of 2001,                                   1,000     1,086
 FSA Insured, 5.25% 2015
Riverside County Public Fncg. Auth., Cert. of Part.,                                       950       976
 Air Force Village West, Inc., 5.40% 2009
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,
 Special Tax Bonds, Series 1999:
  6.00% 2011                                                                               995     1,069
  6.30% 2025                                                                             1,000     1,024
 North Roseville Community Facs. Dist. No. 1, Special Tax                                1,560     1,578
 Bonds, Series 1998, 5.20% 2007
 Woodcreek West Community Facs. Dist. No. 1, Special
 Tax Bonds, Series 1999:
  6.50% 2015                                                                             1,000     1,073
  6.70% 2025                                                                             1,750     1,866
City of Sacramento Fncg. Auth., 2001 Capital Improvement
 Rev. Bonds, Series A /*/, AMBAC Insured:
 5.50% 2015                                                                              2,000     2,203
 5.50% 2016                                                                              5,435     5,939
Sacramento Cogeneration Auth., Cogeneration Project Rev.
 Bonds /*/, Series 1995:
 7.00% 2005                                                                              1,700     1,893
 6.375% 2010                                                                             1,600     1,715
 6.375% 2010 /*/                                                                         1,085     1,247
 6.50% 2014 /*/                                                                          1,000     1,153
 6.50% 2021 /*/                                                                          4,000     4,612
Sacramento Municipal Utility Dist.:
 Electric Rev. Bonds, 1997 Series K, AMBAC Insured,                                      2,500     2,837
 5.70% 2017
 Electric Rev. Ref. Bonds, 2001 Series O, MBIA Insured,                                  1,280     1,380
 5.25% 2015
Sacramento Power Auth., Cogeneration Project Rev. Bonds,                                 1,500     1,565
 Series 1995, 6.00% 2003
County of Sacramento:
 Airport System PFC and Subordinated Rev. Ref. Bonds,                                    3,000     2,989
 Series 1998B, FGIC Insured, 5.00% 2026
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
 No. 1, Improvement Area No. 2 Special Tax Ref. Bonds /*/:
  6.00% 2012                                                                               880       940
  6.10% 2013                                                                               665       710
  6.30% 2021                                                                               500       521
 Single Family Mortgage Rev. Bonds /*/, Issue A of 1987,                                 1,500     2,184
 AMT, 9.00% 2019 /*/
County of San Bernardino Housing Auth.:
 Multi-Family Housing Rev. Bonds /*/, Series 1985,                                         920       947
 4.95% 2007
 Multi-Family Housing Rev. Ref. Bonds /*/, Issue 1999A,                                  1,000     1,013
 5.20% 2029 /*/
County of San Diego, Reassessment Dist. No. 97-1 /*/,
 Limited Obligation Improvement Bonds:
 5.90% 2007                                                                              1,425     1,478
 5.90% 2008                                                                                995     1,031
San Diego County Tobacco Securitization Corp., Series 2001A,                             5,500     5,560
 5.25% 2027
San Diego Unified School Dist., 1999 G.O. Bonds /*/,                                     3,000     1,391
 Capital Appreciation Bonds, FGIC Insured, 0% 2017
City and County of San Francisco, AMT:
 Airport Commission, San Francisco International Airport,
 Second Series Rev. Bonds:
  Issue 22 Bonds, AMBAC Insured, 5.00% 2019                                              1,000     1,005
  Issue 26A, FGIC Insured:
   5.00% 2010                                                                            1,915     2,043
   5.00% 2011                                                                            2,030     2,161
   5.00% 2017                                                                            2,000     2,033
  Issue 28A, MBIA Insured, 5.50% 2015                                                    1,500     1,611
 Redev. Agcy., Residential Fac. Rev. Bonds /*/,                                          5,000     4,193
 Series 1996A, 8.50% 2026
County of San Joaquin, Cert. of Part. /*/, 6.625% 2020 /*/                               1,000     1,092
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds /*/, /*/:
  0% 2014                                                                                4,000     2,352
  0% 2019                                                                                4,150     1,773
  0% 2023                                                                               14,900     5,003
 Junior Lien Toll Road Rev. Bonds /*/, 0% 2011 /*/                                       1,500     1,049
 Toll Road Ref. Rev. Capital Appreciation Bonds,                                         3,765     1,453
 Series 1997A, MBIA Insured, 0% 2020
City of San Jose:
 G.O. Bonds /*/, Series 2001:
  5.00% 2019                                                                             2,295     2,336
  5.10% 2024                                                                             2,365     2,391
 Redev. Agcy., Multi-Family Housing Rev. Bonds /*/,
 Series 1997A, AMT:
 5.30% 2012                                                                                840       865
 5.65% 2022                                                                              1,490     1,529
San Marcos Public Facs. Auth.:
 1989 Public Facs. Rev. Bonds /*/, 0% 2019 /*/                                           4,015     1,658
 2001 Public Improvement Ref. Bonds /*/, Series A,                                       1,665     1,730
 MBIA Insured, 5.00% 2017
 Ref. Rev. Bonds, Series 1998, 5.50% 2010                                                3,980     4,155
San Mateo County Transit Dist., Limited Tax Bonds,                                       2,500     2,781
 1997 Series A, MBIA Insured, 5.50% 2017
Santa Ana Fncg. Auth., Police Administration and Holding                                 1,000     1,192
 Fac. Lease Rev. Bonds, MBIA Insured, Series 1994A,
 6.25% 2019
Santa Clara County Fncg. Auth., Lease Rev. Bonds /*/,                                    2,200     2,816
 1994 Series A, AMBAC Insured, 7.75% 2009
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds,
 1997 Series A /*/:
 5.50% 2006                                                                              1,260     1,346
 5.95% 2011                                                                              1,700     1,848
Southern California Home Fncg. Auth., Single Family                                        520       529
 Mortgage Rev. Bonds /*/, 1992 Series A, AMT, 6.75% 2022
South Placer Wastewater Auth., Wastewater Rev. Bonds,                                    2,510     2,555
 Series A, FGIC Insured, 5.00% 2019
South Tahoe Joint Powers Fncg. Auth.:
 Ref. Rev. Bonds /*/, 1995 Series B, 6.25% 2020                                          3,250     3,354
 Subordinate Bond Anticipation Notes /*/:
  Series 1999A, 7.30% 2007                                                               4,500     4,691
  Series 1999B, 7.30% 2007                                                               1,000     1,042
City of Stockton, Mello-Roos Rev. Bonds, Community Facs.
 Dist. No. 90-2B /*/, Series 1997A:
 5.95% 2010                                                                              1,000     1,053
 6.20% 2015                                                                              1,750     1,825
Community Facs. Dist. No. 88-12 of the City of Temecula /*/,                               745       763
 Special Tax Ref. Bonds, 1998 Series A, 5.25% 2008
City of Torrance, Hospital Rev. Bonds /*/, Series 2001A:
 6.00% 2022                                                                              1,000     1,058
 5.50% 2031                                                                              1,000       998
Community Facs. Dist. No. 97-1 of the Tustin Unified School                              3,000     3,088
 Dist., Series 2000, Special Tax Bonds, 6.375% 2035
The Regents of the University of California, Rev. Bonds /*/:
 Series K, 5.00% 2021                                                                    1,000     1,002
 Series M, FGIC Insured, 5.125% 2015                                                     4,035     4,275
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds /*/:
 Senior Lien:
  Series 1998A:
   5.20% 2009                                                                              500       523
   5.20% 2010                                                                            1,000     1,040
   5.30% 2011                                                                            2,000     2,081
  Series 1998C:
   5.50% 2005                                                                            2,500     2,681
   5.50% 2008                                                                            1,000     1,070
 Subordinate Lien, Series 1998 D:
  5.50% 2003                                                                             1,895     1,961
  6.00% 2004                                                                             1,000     1,053
  6.00% 2006                                                                             1,000     1,058
Washington Township Health Care Dist., Rev. Bonds,
 Series 1999:
 5.00% 2010                                                                              1,210     1,273
 5.00% 2013                                                                              1,100     1,129
 5.00% 2018                                                                              2,750     2,724
 5.125% 2023                                                                             1,000       977
City of West Sacramento, Limited Obligation Ref. Improvement                               500       517
 Bonds, Reassessment Dist. of 1998, 5.20% 2008
West Sacramento Fncg. Auth., Special Tax Rev. Bonds,
 Series F:
 5.75% 2011                                                                              1,540     1,579
 5.85% 2013                                                                              1,725     1,759
City of Whittier, Health Fac. Rev. Bonds /*/, Series 2002,                               5,000     5,028
 5.75% 2031
Yorba Linda Public Fncg. Auth., Rev. Bonds /*/, Series 2000,                             5,500     5,602
 7.50% 2030
                                                                                                 485,918



                                                                                    Principal    Market
                                                                                       amount     value
Short-term securities - 5.25%                                                             /*/       /*/

City of Irvine, Assessment Dist. No. 00-18, Limited                                      3,100     3,100
 Obligation Improvement Bonds, Adjustable Rate Series A,
 1.30% 2026 /*/
Irvine Ranch Water Dist., Consolidated Ref. Series 1993A,                                2,150     2,150
 G.O. of Improvement Dist. Nos. 103,105,109,121,140,161,3/*/,
221,250,261 and 290, 1.30% 2009 /*/
County of Los Angeles, 2001-2002 Tax and Rev. Anticipation                              11,000    11,087
 Notes, Series A, 3.75% 6/28/2002
The Metropolitan Water District of Southern California,                                  3,000     3,000
 Water Rev. Bonds 2000 Authorization, Series B-1,
 1.25% 2035 /*/
City of Pleasanton, Variable Rate Multi-Family Mortgage Rev.                             1,800     1,800
 Demand Bonds /*/, 1989 Issue A, 1.00% 2018 /*/
Pollution Control Fncg. Auth., Solid Waste Disposal Rev.
 Bonds /*/, AMT: /*/
 Series 1994A, 1.25% 2024                                                                3,200     3,200
 Series 1994B, 1.25% 2024                                                                1,800     1,800
City of San Jose Fncg. Auth., Variable Rate Lease Rev.                                   1,100     1,100
 Bonds, Series 2000A /*/, 1.00% 2030 /*/
                                                                                                  27,237


Total investment securities /*/                                                                  513,155
Excess of cash and receivables over payables                                                       5,260

Net assets                                                                                      $518,415


/*/ Coupon rate may changes periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref.- Refunding
Rev. - Revenue

The Tax-Exempt Fund of California
Financial statements

Statement of assets and liabilities                                                                Unaudited
at February 28, 2002
(dollars and shares in thousands)

Assets:
 Investment securities at market
  (cost: $492,949)                                                                                  $513,155
 Cash                                                                                                     20
 Receivables for:
  Sales of fund's shares                                                              $4,030
  Dividends and interest                                                               7,281          11,311
 Other assets                                                                                              4
                                                                                                     524,490
Liabilities -
 Payables for:
  Purchases of investments                                                             4,753
  Repurchases of fund's shares                                                           183
  Dividends on fund's shares                                                             705
  Investment advisory services                                                           150
  Services provided by affiliates                                                        211
  Deferred Trustees' compensation                                                         37
  Other fees and expenses                                                                 36           6,075
Net assets at February 28, 2002                                                                     $518,415

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                   $497,792
 Undistributed net investment income                                                                     514
 Accumulated net realized loss                                                                           (97)
 Net unrealized appreciation                                                                          20,206
Net assets at February 28, 2002                                                                     $518,415

Shares of beneficial interest issued and outstanding -unlimited shares authorized

                                                                                                         Net
                                                                         Net          Shares     asset value
                                                                      assets     outstanding    per share/1/

Class A                                                             $497,570          30,518          $16.30
Class B                                                                7,710             473           16.30
Class C                                                               10,123             621           16.30
Class F                                                                3,012             185           16.30

/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes, except for Class A, for which the maximum
offering price per share is $16.94.


Statement of operations                                                                          (unaudited)
for the six months ended February 28, 2002
(dollars in thousands)

Investment income:
 Income-
  Interest                                                                                           $12,359

 Fees and expenses:
  Investment advisory services                                                          $921
  Distribution services                                                                  658
  Transfer agent services                                                                 41
  Administrative services                                                                  7
  Reports to shareholders                                                                 31
  Registration statement and prospectus                                                   20
  Postage, stationery and supplies                                                         6
  Trustees' compensation                                                                  10
  Auditing and legal                                                                      42
  Custodian                                                                                4
  Other                                                                                   18           1,758
 Net investment income                                                                                10,601

Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                        149
 Net unrealized depreciation on investments                                                           (6,024)
  Net realized gain and
   unrealized depreciation
   on investments                                                                                     (5,875)
 Net increase in net assets resulting
  from operations                                                                                     $4,726

See Notes to Financial Statements


Statement of changes in net assets
(dollars in thousands)

                                                                                  Six months
                                                                                       ended      Year ended
                                                                                February 28,      August 31,
                                                                                       2002*             2001
Operations:
 Net investment income                                                               $10,601         $19,890
 Net realized gain on investments                                                        149           1,941
 Net unrealized (depreciation) appreciation                                           (6,024)         15,157
 on investments
  Net increase in net assets
   resulting from operations                                                           4,726          36,988

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                               (10,494)        (20,218)
  Distributions from net realized gain
   on investments                                                                     (1,816)         (1,355)
    Total dividends and distributions paid
     to shareholders                                                                 (12,310)        (21,573)

Capital share transactions                                                            47,137          68,511

Total increase in net assets                                                          39,553          83,926

Net assets:
 Beginning of period                                                                 478,862         394,936
 End of period (including
  undistributed net investment
  income: $514 and $361, respectively)                                              $518,415        $478,862


*Unaudited.

See Notes to Financial Statements

Notes to financial statements                         Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

The fund offers four retail share classes, as described below:

SHARE          INITIAL SALES     CONTINGENT             CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

Class A        Up to 3.75%       None                   None

Class B        None              Declines from 5%       Class B converts to
                                 to zero for            Class A after eight
                                 redemptions            years
                                 within six years
                                 of purchase

Class C        None              1% for                 Class C converts to
                                 redemptions            Class F after 10
                                 within one year        years
                                 of purchase

Class F        None              None                   None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On September 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discounts and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $492,949,000.

During the six months ended February 28, 2002, the fund reclassified $300,000 from undistributed net investment income to additional paid-in capital to align book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:
                                          (dollars in thousands)

Undistributed net investment income                           $86

Accumulated short-term losses                                 (463)

Undistributed long-term gains                                 431

Unrealized appreciation                                       22,850

Unrealized depreciation                                       (2,644)


The tax character of distributions paid was as follows:
SIX MONTHS ENDED FEBRUARY 28, 2002
(DOLLARS IN THOUSANDS)

                 DISTRIBUTIONS FROM                         DISTRIBUTIONS        TOTAL
                 ORDINARY INCOME                            FROM LONG-TERM       DISTRIBUTIONS
                                                            CAPITAL GAINS        PAID

                 NET INVESTMENT           SHORT-TERM
                 INCOME AND CURRENCY      CAPITAL GAINS
                 GAINS

Class A          $10,243                  $1,765            -                    $12,008

Class B          103                      21                -                    124

Class C          107                      23                -                    130

Class F          41                       7                 -                    48

Total            $10,494                  $1,816            -                    $12,310


YEAR ENDED AUGUST 31, 2001
(DOLLARS IN THOUSANDS)

                 DISTRIBUTIONS FROM ORDINARY               DISTRIBUTIONS         TOTAL
                 INCOME                                    FROM LONG-TERM CAPITAL GAINS   DISTRIBUTIONS
                                                                                 PAID

                 NET INVESTMENT           SHORT-TERM
                 INCOME AND CURRENCY      CAPITAL GAINS
                 GAINS

Class A          $20,095                  $560             $790                  $21,445

Class B          95                       2                3                     100

Class C*         17                       -                -                     17

Class F*         11                       -                -                     11

Total            $20,218                  $562             $793                  $21,573


* Class C and Class F shares were not offered before March 15, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.378% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $30,000 for Class A.

CLASS B AND CLASS C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for this classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described on the next page.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for Class C and Class F. Each class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND SHARE       DISTRIBUTION     TRANSFER AGENT     ADMINISTRATIVE
CLASSES          SERVICES         SERVICES           SERVICES

Class A          $596             $40                Not applicable

Class B          29               1                  Not applicable

Class C          31               Not applicable     $5

Class F          2                Not applicable     2


DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows:

SIX MONTHS ENDED FEBRUARY 28, 2002

(DOLLARS AND SHARES IN THOUSANDS)   REINVESTMENTS             REPURCHASES               NET INCREASE
              SALES                 OF DIVIDENDS
                                    AND
                                    DISTRIBUTIONS

              AMOUNT     SHARES     AMOUNT      SHARES     AMOUNT        SHARES      AMOUNT         SHARES

Class A       $64,077    3,922      $7,747      476        $(36,596)     (2,245)     $35,228        2,153

Class B       3,634      223        88          5          (260)         (16)        3,462          212

Class C       7,009      430        92          6          (285)         (17)        6,816          419

Class F       3,344      207        39          2          (1,752)       (109)       1,631          100



Total net     $78,064    4,782      $7,966      490        $(38,893)     (2,387)     $47,137        2,884
increase
(decrease)
in fund


YEAR ENDED AUGUST 31, 2001
(DOLLARS AND SHARES IN THOUSANDS)

                                     REINVESTMENTS
                                     OF DIVIDENDS
                                     AND
              SALES                  DISTRIBUTIONS             REPURCHASES                NET INCREASE

              AMOUNT      SHARES     AMOUNT     SHARES    AMOUNT        SHARES       AMOUNT        SHARES

Class A       $122,799    7,606      $12,454    774       $(74,644)     (4,633)      $60,609       3,746

Class B       3,676       228        66         4         (487)         (30)         3,255         202

Class C*      3,521       217        11         1         (253)         (16)         3,279         202

Class F*      1,460       90         10         1         (102)         (6)          1,368         85

Total net     $131,456    8,141      $12,541    779       $(75,486)     (4,685)      $68,511)      4,235
increase
(decrease)
in fund


*Class C and Class F shares were not offered before March 15, 2001.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $79,383,000 and $40,487,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2002, the custodian fee of $4,000 was offset by this reduction rather than paid in cash.


Financial Highlights /1/


                                                                         Income from Investment Operations
                                                                                     Net (losses)
                                                                                         gains on
                                                    Net asset                          securities
                                                        value,             Net     (both realized   Total from
                                                     beginning       investment      realized and    investment
                                                     of period       income /3/    unrealized)/3/    operations
Class A:
 Six months ended 2/28/2002 /2/                         $16.56             $.35            $(.20)          $.15
 Year ended 8/31/2001                                     16.00             .74               .63          1.37
 Year ended 8/31/2000                                     15.72             .74               .31          1.05
 Year ended 8/31/1999                                     16.60             .74              (.65)          .09
 Year ended 8/31/1998                                     16.22             .79               .47          1.26
 Year ended 8/31/1997                                     15.78             .83               .53          1.36
Class B:
 Six months ended 2/28/2002 /2/                           16.56             .29              (.20)          .09
 Year ended 8/31/2001                                     16.00             .62               .63          1.25
 Period from 3/15/2000 to                                 15.38             .24               .67           .91
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                           16.56             .28              (.20)          .08
 Period from 3/19/2001 to                                 16.27             .25               .29           .54
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                           16.56             .33              (.20)          .13
 Period from 3/20/2001 to                                 16.27             .29               .29           .58
  8/31/2001






                                                                Dividends and Distributions


                                                     Dividends
                                                     (from net    Distributions
                                                    investment    (from capital             Total
                                                       income)           gains)     distributions
Class A:
 Six months ended 2/28/2002 /2/                         $(.35)           $(.06)            $(.41)
 Year ended 8/31/2001                                     (.76)            (.05)             (.81)
 Year ended 8/31/2000                                     (.74)            (.03)             (.77)
 Year ended 8/31/1999                                     (.74)            (.23)             (.97)
 Year ended 8/31/1998                                     (.80)            (.08)             (.88)
 Year ended 8/31/1997                                     (.83)            (.09)             (.92)
Class B:
 Six months ended 2/28/2002 /2/                           (.29)            (.06)             (.35)
 Year ended 8/31/2001                                     (.64)            (.05)             (.69)
 Period from 3/15/2000 to                                 (.29)               -              (.29)
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                           (.28)            (.06)             (.34)
 Period from 3/19/2001 to                                 (.25)               -              (.25)
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                           (.33)            (.06)             (.39)
 Period from 3/20/2001 to                                 (.29)               -              (.29)
  8/31/2001




                                                    Net asset                         Net assets,
                                                    value, end           Total      end of period
                                                     of period        return/4/     (in millions)
Class A:
 Six months ended 2/28/2002 /2/                         $16.30             .93%              $497
 Year ended 8/31/2001                                    16.56             8.83                470
 Year ended 8/31/2000                                    16.00             6.98                394
 Year ended 8/31/1999                                    15.72              .47                379
 Year ended 8/31/1998                                    16.60             7.98                358
 Year ended 8/31/1997                                    16.22             8.80                289
Class B:
 Six months ended 2/28/2002 /2/                          16.30              .55                  8
 Year ended 8/31/2001                                    16.56             8.04                  4
 Period from 3/15/2000 to                                16.00             5.99                  1
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                          16.30              .48                 10
 Period from 3/19/2001 to                                16.56             3.34                  3
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/                          16.30              .83                  3
 Period from 3/20/2001 to                                16.56             3.65                  1
  8/31/2001





                                                     Ratio of         Ratio of
                                                      expenses       net income
                                                    to average       to average
                                                    net assets       net assets
Class A:
 Six months ended 2/28/2002 /2/                        .70%/5/         4.36%/5/
 Year ended 8/31/2001                                      .69             4.62
 Year ended 8/31/2000                                      .72             4.78
 Year ended 8/31/1999                                      .70             4.55
 Year ended 8/31/1998                                      .71             4.83
 Year ended 8/31/1997                                      .72             5.15
Class B:
 Six months ended 2/28/2002 /2/                        1.44/5/          3.58/5/
 Year ended 8/31/2001                                     1.43             3.80
 Period from 3/15/2000 to                                 1.44             1.77
  8/31/2000
Class C:
 Six months ended 2/28/2002 /2/                        1.58/5/          3.44/5/
 Period from 3/19/2001 to                                  .73             1.55
  8/31/2001
Class F:
 Six months ended 2/28/2002 /2/
 Period from 3/20/2001 to
  8/31/2001





Supplemental data - all classes
                                                    Six months
                                                         ended
                                                  February 28,             Year ended August 31
                                                           2002            2001              2000
Portfolio turnover rate                                      9%              27%               42%






Supplemental data - all classes
                                                                     Year ended August 31
                                                          1999             1998              1997
Portfolio turnover rate                                     23%              28%               16%



/1/ Based on operations for
 the period show(unless otherwise
 noted) and, accordingly, may not
 be representative of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997
 are based on shares outstanding
 on the last day of the year;
 all other periods are based on
 average shares outstanding.
/4/ Total returns exclude all sales
 charges, including contingent
 deferred sales charges.
/5/ Annualized.

The Tax-Exempt Fund of California
Investment Portfolio, August 31, 2001

[pie chart]
Portfolio quality ratings

Aaa/AAA 34.4%
Aa/AA 12.4%
A/A 7.9%
Baa/BBB 20.2%
Below investment-grade 19.1%
Cash & short-term securities 6.0%
[end pie chart]


                                                                              Principal    Market
                                                                                 Amount     Value
Fixed Income Securities  -  94.01%                                                (000)     (000)

G.O. Bonds:
 AMBAC Insured, 4.75% 2028                                                        $2,500  $  2,453
 5.00% 2017                                                                        3,000     3,104
 Ref. Bonds, 5.25% 2013                                                            1,250     1,383
 Veterans G.O. Bonds, Series BG, 4.95% 2010                                        1,175     1,261
Educational Facs. Auth. Rev. Bonds:
 California Institute of Technology, Series 1998,                                  5,000     4,725
 4.50% 2027
 University of San Francisco, Series 1996, MBIA                                    1,190     1,371
 Insured, 5.70% 2011
 Stanford University:
  Series N, 5.20% 2027                                                             1,500     1,542
  Series R, 5.00% 2021                                                             4,000     4,107
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, 1998 Series A:
  5.00% 2006                                                                       1,500     1,534
  5.00% 2007                                                                       1,000     1,019
  5.25% 2008                                                                       1,750     1,797
 Downey Community Hospital, Series 1993:
  5.20% 2003                                                                       1,000     1,029
  5.625% 2008                                                                      1,000     1,034
  5.75% 2015                                                                       3,995     4,047
 Little Co. of Mary Health Services, Series 1998,
 AMBAC Insured:
  5.00% 2010                                                                       2,170     2,371
  5.00% 2013                                                                       1,125     1,204
 Pacific Presbyterian Medical Center,1985 Series B,                                3,415     3,532
 INDLC Insured, 6.75% 2015 (Preref. 2002)
Housing Fin. Agcy.:
 Single Family Mortgage Bonds, AMT:
  1995 Issue B-2, AMBAC Insured, 5.70% 2007                                        1,715     1,752
  1997 Series B-3, MBIA Insured, 5.10% 2012                                          720       747
 Single Family Mortgage Rev. Bonds:
  1997 Series C-1, Class 111, MBIA Insured, 5.05% 2011                             1,335     1,386
  1998 Series C-4, Class I, 4.90% 2004                                             2,125     2,230
Pollution Control Fncg. Auth., AMT:
 Resource Recovery Rev. Bonds, Waste Management Inc.                               1,500     1,548
 Guarantee Bond, Series A, 7.15% 2011
 Solid Waste Disposal Ref. Rev. Bonds (USA Waste                                   2,000     2,047
 Services, Inc. Project), Series 1998A, 5.10% 2018
 (Put 2008)
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections, State Prisons:
  Imperial County, 1991 Series A, 6.50% 2017                                       1,000     1,205
  Lassen County (Susanville), 1993 Series D,                                       2,000     2,210
 FSA Insured, 5.25% 2015
 Lease Rev. Ref. Bonds:
  Dept. of Corrections:
   1998 Series C (State Prison-Monterey County),                                   2,000     2,207
 5.25% 2007
   2001 Series B (Substance Abuse Treatment Fac. And                               1,000     1,077
 State Prison at Corcoran), 5.25% 2012
   Various State Prisons, Series 1993A, AMBAC Insured,                             1,000     1,116
 5.25% 2013
  1998 Series A (Library and Courts Annex                                          1,500     1,674
 Building Complex),
 5.50% 2010
Rural Home Mortgage Fin. Auth., Single Family Mortgage
Rev. Bonds (Mortgage-Backed Securities Program), AMT:
 1995 Series B, 7.75% 2026                                                         1,180     1,272
 1996 Series A, 7.75% 2027 (1)                                                       725       806
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
 Communities, LP):
  Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                       5,300     5,366
  Series 1998A-3, 5.10% 2025 (Put 2010)                                            5,000     5,102
  Series 1998A-4, 5.25% 2025 (Put 2013)                                            1,500     1,507
 Catholic Healthcare West, Cert. of Part., 6.50% 2020                              2,500     2,643
 Citrus Valley Health Partners, Inc., Cert. of Part.,                              1,000     1,119
 MBIA Insured, 5.50% 2011
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical                               5,900     6,724
 Center, Series 1992, 6.50% 2012
 The Internext Group, Cert. of Part.:
  5.375% 2017                                                                      5,375     5,451
  5.375% 2030                                                                      2,000     2,000
 Special Fac. Rev. Bonds (United Air Lines, Inc.-San                               6,070     6,243
 Francisco International Airport Terminal Projects),
 2000 Series A, AMT, 5.70% 2034 (Put 2010)
Dept. of Water Resources, Central Valley Project, Water                            1,000     1,101
 System Rev. Bonds, Series W, 5.50% 2017
County of Alameda, Ref. Cert. of Part., Series 2001A,                              1,000     1,111
 MBIA Insured, 5.375% 2015
Alameda Corridor Transportation Auth., Tax-Exempt                                  1,000     1,051
 Senior Lien Rev. Bonds, Series 1999A, MBIA Insured,
 5.125% 2018
Alta Loma School Dist. (San Bernardino County), G.O.                               2,500       913
 Bonds, 1999 Election, Series A, FGIC Insured, 0% 2021
Anaheim Public Fncg. Auth., Lease Rev. Bonds
 (Anaheim Public Improvement Project), FSA Insured:
 Senior Lease Rev. Bonds, 1997 Series A, 6.00% 2024                                1,500     1,778
 Subordinate Lease Rev. Bonds, 1997 Series C:
  0% 2018                                                                          3,900     1,706
  0% 2022                                                                          2,000       685
City of Antioch, Public Fncg. Auth., 1998 Reassessment                             1,350     1,458
 Rev. Bonds, Subordinated Series B, 5.70% 2010
Association of Bay Area Governments:
 Fin. Auth. for Nonprofit Corps.:
  Cert. of Part.:
   Episcopal Homes Foundation, Series 1997A, 5.25% 2007                            1,615     1,576
   Stanford University Hospital, Series 1993:
    5.75% 2005 (Escrowed to Maturity)                                              1,240     1,389
    5.50% 2013 (Preref. 2005)                                                      1,500     1,666
  Ref. Rev. Cert. of Part.:
   American Baptist Homes Foundation, Series 1998A,                                3,705     3,440
 6.10% 2017
   Episcopal Homes Foundation, Series 1998, 5.00% 2009                             4,600     4,770
  Rev. Bonds (San Diego Hospital Association),
Series 2001A:
   5.50% 2009                                                                      6,800     6,959
   6.125% 2020                                                                     2,000     2,073
 Fin. Auth., Taxable Rev. Ref. Cert. of Part.                                      3,000     2,734
 (American Baptist Homes of the West Facs. Project),
 Series 1997B, 6.20% 2027
Bay Area Toll Auth., San Francisco Bay Area Toll                                   4,000     4,291
 Bridge Rev. Bonds, 2001 Series D, 5.125% 2015
Berkeley Unified School District, Alameda County, 1992                             1,540     1,586
 G.O. Bonds, Series G, FGIC Insured, 5.00% 2018
Redev. Agcy. of the City of Burbank (Golden State
 Redev. Project), Tax Allocation Bonds, 1993 Series A:
 6.00% 2013                                                                        1,500     1,580
 6.00% 2023                                                                        1,000     1,045
 6.25% 2024                                                                        1,450     1,524
Cabrillo Community College Dist., Santa Cruz County,                               1,500       746
 Election of 1998 G.O. Bonds, Series B, FGIC Insured,
 0% 2016
City of Calabasas, Community Facs. Dist. No. 2001-1,                               3,500     3,510
 Special Tax Ref. Bonds, Series 2001, 6.25% 2031
Capistrano Unified School Dist., Community Facs.                                   1,750     1,760
 Dist. No. 98-2 (Ladera), Series 1999 Special Tax
 Bonds, 5.75% 2029
City of Cathedral City, Community Facs. Dist. No. 2000-1,
 Special Tax Bonds:
 6.625% 2023                                                                         815       835
 6.70% 2030                                                                        3,750     3,843
Central California Joint Powers Health Fncg. Auth.,
 Cert. of Part. (Community Hospitals of Central
 California Project):
 Series 2000:
  6.00% 2020                                                                       1,000     1,066
  6.00% 2030                                                                       2,000     2,113
 Series 2001:
  6.00% 2015                                                                       1,000     1,087
  5.625% 2021                                                                      1,000     1,024
Central Valley Fncg. Auth., Cogeneration Project Rev.
 Bonds (Carson Ice-Gen Project), Series 1993:
 6.00% 2009                                                                        1,000     1,046
 6.10% 2013 (Preref. 2003)                                                         1,000     1,085
 6.20% 2020 (Preref. 2003)                                                         1,500     1,630
Central Valley School Districts Fncg. Auth., (School                               1,000     1,186
Dist. G.O. Bond Ref. Program), 1998 Rev. Bonds, Series A,
 MBIA Insured, 6.25% 2011
City of Chino Hills:
 Community Facs. Dist. No. 9 (Rincon Village Area),                                  765       794
 Special Tax Bonds, Series 1998, 6.45% 2023
 Community Facs. Dist. No. 10 (Fairfield Ranch), Special                           2,000     2,136
 Tax Bonds, 6.95% 2030
City of Commerce, Community Dev. Commission, Redev.                                1,000     1,066
 Project No. 1, Subordinate Lien Tax Allocation Ref.
 Bonds, Series 1997 B, 5.50% 2008
County of Contra Costa Public Fncg. Auth., 1999 Tax                                4,000     3,879
 Allocation Rev. Bonds (Pleasant Hill BART, North
 Richmond, Bay Point, Oakley and Rodeo Redev.
 Projects) 5.25%2028
East Bay Municipal Utility Dist. (Alameda and Contra                               7,000     7,551
 Costa Counties), Water System Subordinated Rev. Bonds,
 Series 2001, 5.25% 2016
County of El Dorado, Community Facs. Dist. No. 1992-1                                995     1,038
(El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special
 Tax Bonds, Series 1999:
 6.20% 2011                                                                        1,475     1,616
 7.00% 2024                                                                        1,000     1,092
City of Fontana, Community Facs. Dist. No. 12 (Sierra                              1,105     1,186
 Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
Foothill-De Anza Community College Dist., Santa Clara                              5,555     2,299
County, Election of 1999 G.O. Bonds, Series A, MBIA
 Insured, 0% 2019
Foothill/Eastern Transportation Corridor Agcy., Toll                               1,000     1,174
 Road Rev. Bonds, Series 1995A, 6.00% 2016 (Preref. 2010)
Golden West Schools Fncg. Auth., 1999 Rev. Bonds (School                           2,750     1,209
 Dist. G.O. Bonds Ref. Program) Series A, MBIA Insured,
 0% 2018
Imperial Irrigation Dist., 1998 Electric System Ref.                               2,000     2,066
 Rev. Bonds, MBIA Insured, 5.00% 2018
City of Irvine:
 Assessment Dist. No. 94-13 (Oak Creek), Limited                                   1,000     1,028
 Obligation Improvement Bonds, Group Two, 5.875% 2017
 Assessment Dist. No. 95-12 Limited Obligation                                     1,000       997
 Improvement Bonds, Group Three, 5.50% 2021
City of Long Beach:
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the                           4,380     4,853
 Pacific Project), Series 2001, AMBAC Insured, 5.50% 2016
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC Insured,                                 750       889
 6.00% 2017
 Harbor Rev. Bonds, AMT:
  Series 1993, 5.125% 2018                                                         1,000     1,010
  Series 2000A, FGIC Insured, 5.75% 2013                                           2,500     2,781
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist.                                    2,000     2,008
 Redev. Project, Tax Allocation Ref. Bonds, Series I,
 5.00% 2001
 Harbor Dept. Rev. Bonds:
  Issue 1988, 7.60% 2018 (Escrowed to Maturity)                                    1,750     2,249
  Issue 1996, AMT, 5.50% 2007                                                      3,675     4,012
 Multi-family Housing Rev. Bonds (GNMA Collateralized                              2,005     2,109
 - Ridgecroft Apartments Project), Series 1997E, AMT,
 6.125% 2027
 State Building Auth., Lease Rev. Bonds (Dept. of                                  1,000     1,082
 General Services Lease), Series 1999A, 5.40% 2015
Dept. of Water and Power:
 Power System Rev. Bonds, 2001 Series A, Subseries A-1,                            7,500     8,138
 5.25% 2015
 Water System Rev. Bonds, 2001 Series A, 5.125% 2032                               1,000     1,015
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del
 Rey), 1993 Series A:
  6.25% 2003                                                                       1,155     1,202
  6.50% 2008                                                                       6,000     6,355
 Los Angeles Community College Dist., G.O. Bonds, 2001                             4,500     4,976
 Election, Series A, 5.50% 2016
 Metropolitan Transportation Auth., Proposition A First
 Tier Senior Sales Tax Rev. Ref. Bonds, Series 2001-B,
 FSA Insured:
  5.25% 2015                                                                       1,500     1,640
  5.25% 2017                                                                       3,530     3,797
Metropolitan Water Dist. of Southern California:
 Water Rev. Bonds, Series 1997A, MBIA insured,                                     2,500     2,523
 5.00% 2026
 Water Rev. Ref. Bonds, 2001 Series A:
  5.375% 2013                                                                      4,000     4,489
  5.00% 2029                                                                       1,000     1,008
Northern California Power Agcy., Geothermal Project
 Number 3 Special Rev. Bonds, 1993 Ref. Series A:
 5.60% 2006 (Escrowed to Maturity)                                                 1,000     1,121
 5.65% 2007 (Escrowed to Maturity)                                                 1,025     1,163
Tobacco Securitization Auth. of Northern California,
 Tobacco Settlement Asset-Backed Bonds (Sacramento
 County Tobacco Securitization Corp.):
 Series 2001A, 5.25% 2031                                                          1,000     1,010
 Series 2001B, 5.00% 2028                                                          2,000     2,007
Oak Park Unified School Dist., Ventura County, G.O.                                2,300     1,230
 Bonds, Series 2000 Election of 1977, FSA Insured,
 0% 2015
Port of Oakland, Rev. Bonds, 2000 Series K, AMT,
 FGIC Insured:
 5.25% 2007                                                                        2,000     2,193
 5.75% 2014                                                                        1,500     1,656
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs. Dist.                            1,000     1,066
 No. 88-1, Series A of 1992, 7.35% 2018 (Preref. 2002)
 Community Facs. Dist. (Ladera Ranch):
  No. 99-1, Series A of 1999, Special Tax Bonds,                                   1,000     1,085
 6.70% 2029
  No. 2000-1, Series A of 2000, Special Tax Bonds:
   6.20% 2023                                                                      1,780     1,840
   6.25% 2030                                                                      1,800     1,860
 Limited Obligation Improvement Bonds, Irvine Coast                                  900       925
 Assessment Dist. No. 88-1, 1998 Series A, 5.25% 2009
 Local Transportation Auth., First Senior Fixed-Rate                               1,500     1,736
 Bonds, MBIA Insured, 6.00% 2009
 Recovery Cert. of Part., 1996 Series A, MBIA Insured,                             1,500     1,736
 6.00% 2008
South Orange County Public Fncg. Auth., Special Tax                                1,600     1,781
 Rev. Bonds, 1999 Series A, FSA Insured, 5.375% 2011
Orange County Water Dist., Rev. Cert. of Part., Series                             1,960     2,049
 1999A, 5.25% 2022
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific
 Commerce Center), Limited Obligation Ref. Bonds:
 5.60% 2005                                                                        2,765     2,867
 5.70% 2006                                                                        1,145     1,187
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.
 Bonds, 1993 Series A:
 5.70% 2001                                                                        3,665     3,665
 6.15% 2012                                                                        1,740     1,830
City of Poway, Community Facs. Dist. No. 88-1 (Parkway
 Business Centre), Special Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                        2,000     2,231
 6.50% 2009                                                                        1,320     1,476
 6.50% 2010                                                                        1,715     1,919
 6.75% 2015                                                                        2,050     2,253
Poway Unified School Dist., Community Facs. Dist. No. 1,                           1,000     1,090
 Series 1998 Special Tax Bonds, MBIA Insured, 5.00% 2010
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-Backed
 Bonds, Series 2000:
  5.75% 2009                                                                       2,000     2,210
  5.75% 2020                                                                       3,115     3,334
 Infrastructure Fncg. Auth., Special Obligation Bonds,                             2,500     2,684
 2000 Series A, 5.50% 2032
 Public Improvement Ref. Bonds, Series 1998B, MBIA                                 4,575     5,229
 Insured, 5.75% 2009
City of Riverside, Electric Rev. Bonds, Issue of 2001,                             1,000     1,095
 FSA Insured, 5.25% 2015
Riverside County Public Fncg. Auth., Cert. of Part.,                                 950       969
 Air Force Village West, Inc., 5.40% 2009
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                               1,000     1,090
 Special Tax Bonds, Series 1999, 6.00% 2011
 North Roseville Community Facs. Dist. No. 1, Special                              1,775     1,815
 Tax Bonds, Series 1998, 5.20% 2007
 Woodcreek West Community Facs. Dist. No. 1, Special
 Tax Bonds, Series 1999:
  6.50% 2015                                                                       1,000     1,086
  6.70% 2025                                                                       1,750     1,889
City of Sacramento, Fncg. Auth., 2001 Capital
 Improvement Rev. Bonds, Series A (Water and Capital
 Improvement Projects), AMBAC Insured:
 5.50% 2015                                                                        2,000     2,224
 5.50% 2016                                                                        5,435     6,002
Sacramento Cogeneration Auth., Cogeneration Project
 Rev. Bonds (Procter & Gamble Project), 1995 Series:
 7.00% 2005                                                                        1,700     1,889
 6.375% 2010                                                                       1,600     1,732
 6.375% 2010 (Preref. 2005)                                                        1,085     1,250
 6.50% 2014 (Preref. 2005)                                                         1,000     1,157
 6.50% 2021 (Preref. 2005)                                                         4,000     4,626
Sacramento Municipal Utility Dist.:
 Electric Rev. Bonds, 1997 Series K, AMBAC Insured,                                2,500     2,881
 5.70% 2017
 Electric Rev. Ref. Bonds, 2001 Series O, MBIA Insured,                            1,280     1,392
 5.25% 2015
Sacramento Power Auth., Cogeneration Project Rev. Bonds,                           1,500     1,568
 1995 Series, 6.00% 2003
County of Sacramento:
 Airport System PFC and Subordinated Rev. Ref. Bonds,                              3,000     3,033
 Series 1998B, FGIC Insured, 5.00% 2026
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
 No. 1, Improvement Area No. 2 Special Tax Ref. Bonds
 (Elliott Ranch):
  6.00% 2012                                                                         880       950
  6.10% 2013                                                                         665       718
  6.30% 2021                                                                         500       526
 Single Family Mortgage Rev. Bonds (GNMA Mortgage-Backed                           1,500     2,242
 Securities Program), Issue A of 1987, AMT, 9.00% 2019
 (Escrowed to Maturity)
County of San Bernardino Housing Auth.:
 Multi-family Housing Rev. Bonds (Fannie Mae Program                                 940       976
 - Villa Serena Project), Series 1985, 4.95% 2007
 Multi-family Housing Rev. Ref. Bonds (Equity                                      1,000     1,023
 Residential/Redlands Lawn & Tennis Apartments),
 Issue 1999A, 5.20% 2029 (Put 2009)
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 5.90% 2007                                                                        1,425     1,479
 5.90% 2008                                                                          995     1,032
San Diego Unified School Dist., 1999 G.O. Bonds (Election                          3,000     1,408
 of 1998, Series A), Capital Appreciation Bonds, FGIC
 Insured, 0% 2017
City and County of San Francisco, AMT:
 Airport Commission, San Francisco International Airport,
 Second Series Rev. Bonds:
  Issue 22 Bonds, AMBAC Insured, 5.00% 2019                                        1,000     1,009
  Issue 26A, FGIC Insured:
   5.00% 2010                                                                      1,915     2,058
   5.00% 2011                                                                      2,030     2,177
   5.00% 2017                                                                      2,000     2,035
 Redev. Agcy., Residential Fac. Rev. Bonds (Coventry                               5,000     4,527
 Park Project), Series 1996A, 8.50% 2026
County of San Joaquin, Cert. of Part. (1993 General                                1,000     1,101
Hospital Project), 6.625% 2020 (Preref. 2003)
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds (Orange County),
 (Escrowed to Maturity):
  0% 2014                                                                          4,000     2,331
  0% 2019                                                                          4,150     1,813
  0% 2023                                                                         14,900     5,136
 Junior Lien Toll Road Rev. Bonds (Orange County),                                 1,500     1,032
 0% 2011 (Escrowed to Maturity)
 Toll Road Ref. Rev. Capital Appreciation Bonds, Series                            3,765     1,499
 1997A, MBIA Insured, 0% 2020
City of San Jose:
 G.O. Bonds, Series 2001 (Libraries and Parks Project),                            2,365     2,427
 5.10% 2024
 Redev. Agcy., Multi-family Housing Rev. Bonds (GNMA
 Collateralized - The Miraido Village), Series
 1997A, AMT:
  5.30% 2012                                                                         865       901
  5.65% 2022                                                                       1,490     1,539
San Marcos Public Facs. Auth.:
 1989 Public Facs. Rev. Bonds (Community Facs. Dist.                               4,015     1,684
 No. 88-1), 0% 2019 (Escrowed to Maturity)
 Ref. Rev. Bonds, Series 1998:
  5.50% 2010                                                                       4,295     4,520
  5.80% 2027                                                                       1,000     1,002
San Mateo County Transit Dist., Limited Tax Bonds,                                 2,500     2,821
 1997 Series A, MBIA Insured, 5.50% 2017
Santa Ana Fncg. Auth., Police Administration and                                   1,000     1,208
Holding Fac. Lease Rev. Bonds, MBIA Insured, Series
 1994A, 6.25% 2019
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC                              2,200     2,844
 Fac. Replacement Project), 1994 Series A, AMBAC Insured,
 7.75% 2009
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds,
 1997 Series A, (Community Correctional Fac. Acquisition
 Project):
 5.50% 2006                                                                        1,535     1,625
 5.95% 2011                                                                        1,700     1,861
Southern California Home Fncg. Auth., Single Family                                  645       660
 Mortgage Rev. Bonds (GNMA and FNMA Mortgage-Backed
 Securities Program), 1992 Series A, AMT, 6.75% 2022
South Placer Wastewater Auth., Wastewater Rev. Bonds,
 Series A, FGIC Insured:
 5.00% 2019                                                                        2,510     2,600
 5.25% 2023                                                                        2,000     2,095
South Tahoe Joint Powers Fncg. Auth.:
 Ref. Rev. Bonds, (South Tahoe Redev. Project Area No.                             3,250     3,382
 1), 1995 Series B, 6.25% 2020
 Subordinate Bond Anticipation Notes (South Tahoe
 Redev. Project Area No. 1):
  Series 1999A, 7.30% 2007                                                         4,500     4,734
  Series 1999B, 7.30% 2007                                                         1,000     1,052
City of Stockton, Mello-Roos Rev. Bonds, Community
 Facs. Dist. No. 90-2B (Brookside Estates),
 Series 1997A:
 5.95% 2010                                                                        1,000     1,065
 6.20% 2015                                                                        1,750     1,844
Community Facs. Dist. No. 88-12 of the City of Temecula                              745       774
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series
 A, 5.25% 2008
City of Torrance, Hospital Rev. Bonds (Torrance Memorial
 Medical Center), Series 2001A:
 6.00% 2022                                                                        1,000     1,089
 5.50% 2031                                                                        1,000     1,020
Community Facs. Dist. No. 97-1 of the Tustin Unified                               3,000     3,126
 School Dist., Series 2000, Special Tax Bonds,
 6.375% 2035
The Regents of the University of California, Rev. Bonds
 (Multiple Purpose Projects):
 Series K, 5.00% 2021                                                              1,000     1,020
 Series M, FGIC Insured, 5.125% 2015                                               4,035     4,317
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds
 (Matching Fund Loans Notes):
 Senior Lien:
  Series 1998 A:
   5.20% 2009                                                                        500       524
   5.20% 2010                                                                      1,000     1,046
   5.30% 2011                                                                      2,000     2,089
  Series 1998 C:
   5.50% 2005                                                                      2,500     2,655
   5.50% 2008                                                                      1,000     1,074
 Subordinate Lien, Series 1998 D:
  5.50% 2003                                                                       1,895     1,949
  6.00% 2004                                                                       1,000     1,045
  6.00% 2006                                                                       1,000     1,054
Washington Township Health Care Dist., Rev. Bonds,
 Series 1999:
 5.00% 2010                                                                        1,210     1,277
 5.00% 2013                                                                        1,100     1,138
 5.00% 2018                                                                        2,750     2,770
City of West Sacramento, Limited Obligation Ref.                                     500       517
 Improvement Bonds, Reassessment Dist. of 1998,
 5.20% 2008
West Sacramento Fncg. Auth., Special Tax Rev. Bonds,
 Series F:
 5.75% 2011                                                                        1,540     1,599
 5.85% 2013                                                                        1,725     1,779
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold                             5,500     5,660
 Golf Course Project), Series  2000, 7.50% 2030

                                                                                           450,168



                                                                              Principal    Market
                                                                                 Amount     Value
Short-Term Securities  -  5.60%                                                   (000)     (000)

G.O. Bonds:
 4.00% 10/1/2001                                                                   1,500     1,502
 4.25% 12/1/2001                                                                   1,000     1,004
City of Irvine, Assessment Dist. No. 94-15 (Orange                                 1,200     1,200
 County), Limited Obligation Improvement Bonds,
 2.35% 9/2/2020 (1)
Irvine Ranch Water Dist.:
 Consolidated Ref. Series 1993A, G.O. of Improvement                               1,300     1,300
 Dist. Nos. 103, 105, 109, 121, 140, 161, 3(203),
 221, 250, 261 and 290, 2.30% 5/1/2009 (1)
 Consolidated Ref. Series 1995, G.O. of Improvement,                                 200       200
 Dist. Nos. 102, 103, 105 and 106, 2.30% 9/1/2006 (1)
County of Los Angeles, 2001-2002 Tax and Rev.                                      8,000     8,090
 Anticipation Notes, Series A, 3.75% 6/28/2002
Pollution Control Fncg. Auth., Solid Waste Disposal
 Rev. Bonds:
 Shell Oil Co. Martinez Project, Series 1994A, AMT,                                1,100     1,100
 2.35% 10/1/2024 (1)
 Shell Martinez Refining Co. Project, Series 1996B,                                1,300     1,300
 AMT, 2.35% 10/1/2031 (1)
County of Sacramento, 2000 Tax and Rev. Anticipation                               3,500     3,504
 Notes, 5.25% 10/4/2001
Housing Auth. of the City of San Diego, Multi-family                               7,600     7,600
 Housing Rev. Bonds, 1985 Issue K (La Cima Apartments),
 1.85% 12/1/2022 (1)
                                                                                            26,800


TOTAL INVESTMENT SECURITIES (cost: $450,381,000)                                           476,968
Excess of cash and receivables over payables                                                 1,894

NET ASSETS                                                                                $478,862

(1) Coupon rate changes periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to Abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of California
Financial statements
Statement of assets and liabilities
at August 31, 2001                                          (dollars in      thousands)

Assets:
 Investment securities at market
  (cost: $450,381)                                                             $476,968
 Cash                                                                               174
 Receivables for -
  Sales of fund's shares                                         $1,809
  Dividends and interest                                          6,428
  Other                                                               4           8,241
                                                                                485,383
Liabilities:
 Payables for -
  Purchases of investments                                        5,000
  Repurchases of fund's shares                                      422
  Dividends on fund's shares                                        706
  Management services                                               148
  Other expenses                                                    245           6,521
Net assets at August 31, 2001                                                  $478,862

 Shares of beneficial interest issued
   and outstanding - unlimited
 shares authorized
 Class A shares:
  Net assets                                                                   $469,796
  Shares outstanding                                                         28,365,343
  Net asset value per share                                                      $16.56
 Class B shares:
  Net assets                                                                     $4,316
  Shares outstanding                                                            260,588
  Net asset value per share                                                      $16.56
 Class C shares:
  Net assets                                                                     $3,350
  Shares outstanding                                                            202,314
  Net asset value per share                                                      $16.56
 Class F shares:
  Net assets                                                                     $1,400
  Shares outstanding                                                             84,546
  Net asset value per share                                                      $16.56




Statement of operations
for the year ended August 31, 2001                          (dollars in      thousands)
Investment income:
 Income:
  Interest                                                                      $22,869

 Expenses:
  Management services fee                                        $1,646
  Distribution expenses - Class A                                 1,070
  Distribution expenses - Class B                                    25
  Distribution expenses - Class C                                     5
  Distribution expenses - Class F                                     1
  Transfer agent fee - Class A                                       89
  Transfer agent fee - Class B                                        1
  Administrative services fees - Class C                              1
  Administrative services fees - Class F                              1
  Reports to shareholders                                            34
  Registration statement and prospectus                              10
  Postage, stationery and supplies                                   20
  Trustees' fees                                                     12
  Auditing and legal fees                                            49
  Custodian fee                                                       9
  Taxes other than federal income tax                                 6           2,979
 Net investment income                                                           19,890


Realized gain and unrealized
 appreciation on investments:
 Net realized gain                                                                1,941
 Net unrealized appreciation on investments                                      15,157
  Net realized gain and
   unrealized appreciation on investments                                        17,098
Net increase in net assets resulting
 from operations                                                                $36,988





Statement of changes in net assets                          (dollars in      thousands)


                                                             Year ended      August 31,
                                                                    2001            2000
Operations:
 Net investment income                                          $19,890         $17,699
 Net realized gain on investments                                 1,941           1,655
 Net unrealized appreciation
  on investments                                                 15,157           6,031
  Net increase in net assets
   resulting from operations                                     36,988          25,385
Dividends and distributions paid to
 shareholders:
 Dividends from net investment income:
  Class A                                                       (20,095)        (17,704)
  Class B                                                           (95)             (7)
  Class C                                                           (17)              -
  Class F                                                           (11)              -
 Distributions from net realized
 gain on investments:
  Class A                                                        (1,350)           (725)
  Class B                                                            (5)              -
   Total dividends and distributions                            (21,573)        (18,436)

Capital share transactions:
 Proceeds from shares sold                                      131,456          99,470
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain                             12,541          10,248
 on investments
 Cost of shares repurchased                                     (75,486)       (100,734)
  Net increase in net assets resulting
   from capital share transactions                               68,511           8,984
Total increase in net assets                                     83,926          15,933

Net assets:
Beginning of year                                               394,936         379,003
End of year (including undistributed
 net investment income: $4 and $38,
 respectively)                                                 $478,862        $394,936


See Notes to Financial Statements


Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt II Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with additional objective of preservation of capital.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the trust will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

On September 1, 2001, the fund will begin amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value and will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on September 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

Class allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of August 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $450,381,000. Net unrealized appreciation on investments aggregated $26,587,000; $27,562,000 related to appreciated securities and $975,000 related to depreciated securities. For the year ended August 31, 2001, the fund realized tax basis net capital gains of $1,828,000. In addition, the fund has deferred, for tax purposes, to fiscal year ending August 31, 2002, the recognition of capital losses totaling $242,000, which were realized during the period November 1, 2000 through August 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,646,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the year ended August 31, 2001, the management services fee was equivalent to an annualized rate of 0.381% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended August 31, 2001, aggregate distribution expenses were limited to $1,070,000, or 0.25% of average daily net assets attributable to Class A shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $49,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended August 31, 2001, aggregate distribution expenses were $25,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended August 31, 2001, aggregate distribution expenses were $5,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended August 31, 2001, aggregate distribution expenses were $1,000, or 0.25% of average daily net assets attributable to Class F shares.

As of August 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $184,000.

AFD received $203,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended August 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $90,000 was incurred during the year ended August 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of August 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $7,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended August 31, 2001, total fees under the agreement were $2,000. As of August 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $1,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of August 31, 2001, the cumulative amount of these liabilities was $32,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $180,603,000 and $106,082,000, respectively, during the year ended August 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended August 31, 2001, the custodian fee of $9,000 was paid by these credits rather than in cash.

For the year ended August 31, 2001, the fund reclassified $293,000 from undistributed net realized gains to undistributed net investment income to reflect permanent differences between book and tax reporting.

As of August 31, 2001, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                    $450,354
Undistributed net investment income                                                        4
Undistributed net realized gain                                                        1,917
Net unrealized appreciation                                                           26,587
Net assets                                                                          $478,862

Capital share transactions in the fund were as follows:
<table>                                                  Year ended                      Year ended
                                                         August, 31            2001      August, 31            2000
                                                       Amount (000)          Shares    Amount (000)          Shares
Class A Shares:
  Sold                                                   $  122,799       7,606,060      $   98,529       6,365,894
  Reinvestment of dividends                                  12,454         773,571          10,243         661,691
  and distributions
  Repurchased                                               (74,644)     (4,633,066)       (100,710)     (6,520,421)
   Net increase in Class A                                   60,609       3,746,565           8,062         507,164
Class B Shares: (1)
  Sold                                                        3,676         227,883             941          60,296
  Reinvestment of dividends                                      66           4,062               5             327
  and distributions
  Repurchased                                                  (487)        (30,470)            (24)         (1,510)
   Net increase in Class B                                    3,255         201,475             922          59,113
Class C Shares: (2)
  Sold                                                        3,521         217,296             -               -
  Reinvestment of dividends                                      11             663             -               -
  and distributions
  Repurchased                                                  (253)        (15,645)            -               -
   Net increase in Class C                                    3,279         202,314             -               -
Class F Shares: (2)
  Sold                                                        1,460          90,166             -               -
  Reinvestment of dividends                                      10             633             -               -
  and distributions
  Repurchased                                                  (102)         (6,253)            -               -
   Net increase in Class F                                    1,368          84,546             -               -
Total net increase in fund                               $   68,511       4,234,900      $    8,984         566,277

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                          Class A

                                                        Year ended                  August 31,
                                                                              2001         2000     1999
Net asset value, beginning of year                                         $16.00       $15.72   $16.60

 Income from investment operations :
  Net investment income                                                   .74 (1)      .74 (1)      .74
  Net gains/(losses) on securities                                        .63 (1)      .31 (1)     (.65)
 (both realized and unrealized)
   Total from investment operations                                          1.37         1.05      .09

 Less distributions :
  Dividends (from net investment income)                                     (.76)        (.74)    (.74)
  Distributions (from capital gains)                                         (.05)        (.03)    (.23)
   Total distributions                                                       (.81)        (.77)    (.97)

Net asset value, end of year                                               $16.56       $16.00   $15.72

Total return (2)                                                             8.83%        6.99%     .47%

Ratios/supplemental data:
 Net assets, end of year (in millions)                                       $470         $394     $379
 Ratio of expenses to average net assets                                      .69%         .72%     .70%
 Ratio of net income to average net assets                                   4.62%        4.78%    4.55%

                                                        Year ended                  August 31,
                                                                              1998         1997
Net asset value, beginning of year                                         $16.22       $15.78

 Income from investment operations :
  Net investment income                                                       .79          .83
  Net gains/(losses) on securities                                            .47          .53
 (both realized and unrealized)
   Total from investment operations                                          1.26         1.36

 Less distributions :
  Dividends (from net investment income)                                     (.80)        (.83)
  Distributions (from capital gains)                                         (.08)        (.09)
   Total distributions                                                       (.88)        (.92)

Net asset value, end of year                                               $16.60       $16.22

Total return (2)                                                             7.98%        8.80%

Ratios/supplemental data:
 Net assets, end of year (in millions)                                       $358         $289
 Ratio of expenses to average net assets                                      .71%         .72%
 Ratio of net income to average net assets                                   4.83%        5.15%



                                                                          Class B
                                                                             Year     March 15
                                                                            ended           to
                                                                       August 31,   August 31,
                                                                             2001     2000 (3)
Net asset value, beginning of period                                       $16.00       $15.38

 Income from investment operations :
  Net investment income (1)                                                   .62          .24
  Net gains/(losses) on securities                                            .63          .67
 (both realized and unrealized) (1)
   Total from investment operations                                          1.25          .91

 Less distributions :
  Dividends (from net investment income)                                     (.64)        (.29)
  Distributions (from capital gains)                                         (.05)           -
   Total distributions                                                       (.69)        (.29)

Net asset value, end of period                                             $16.56       $16.00

Total return (2)                                                             8.04%        5.99%

Ratios/supplemental data:
 Net assets, end of period (in millions)                                       $4           $1
 Ratio of expenses to average net assets                                     1.43%        1.44%
 Ratio of net income to average net assets                                   3.80%        1.77%

                                                                          Class C      Class F
                                                                         March 15     March 15
                                                                               to           to
                                                                       August 31,   August 31,
                                                                         2001 (3)     2001 (3)
Net asset value, beginning of period                                       $16.26       $16.26

 Income from investment operations :
  Net investment income (1)                                                   .25          .29
  Net gains/(losses) on securities                                            .30          .30
 (both realized and unrealized) (1)
   Total from investment operations                                           .55          .59

 Less distributions :
  Dividends (from net investment income)                                     (.25)        (.29)
  Distributions (from capital gains)                                            -            -
   Total distributions                                                       (.25)        (.29)

Net asset value, end of period                                             $16.56       $16.56

Total return (2)                                                             3.41%        3.72%

Ratios/supplemental data:
 Net assets, end of period (in millions)                                       $3           $1
 Ratio of expenses to average net assets                                      .76%         .44%
 Ratio of net income to average net assets                                   1.62%        1.95%

Supplemental data - all classes


                                                             Year ended August 31
                                                                              2001         2000
Portfolio turnover rate                                                     26.56%       41.68%

                                                                              1999         1998
Portfolio turnover rate                                                     22.68%       27.78%

                                                                              1997
Portfolio turnover rate                                                     15.68%



1) Based on average shares outstanding.
2) Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
3) Based on operations for the period
 shown and, accordingly, not
 representative of a full year
(unless otherwise noted).

Independent Auditors' Report

To the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of the Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II-The Tax-Exempt Fund of California (the "Fund"), including the investment portfolio, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000, through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II-The Tax-Exempt Fund of California as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C ad Class F shares, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Los Angeles, California

October 2, 2001


OTHER SHARE CLASS RESULTS (UNAUDITED)

SHARE RESULTS: CLASS B, CLASS C AND CLASS F
Average annual compound returns for periods ended September 30, 2001 (the most recent calendar quarter):

                                          1 year   Life of class*

CLASS B SHARES
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%, payable
only if shares are sold                    +3.01%       +6.29%

Not reflecting CDSC                        +8.01%       +8.78%

CLASS C AND CLASS F SHARES

Results for these shares are not shown because of the brief time between their introduction on March 15, 2001, and the end of the period.

*From March 15, 2000, when B shares first became available.



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended August 31, 2001, the fund paid a short-term capital gain distribution of $563,000 and a long-term capital gain distribution of $793,000.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For the purposes of computing this exclusion, 98.7% of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II

ITEM 23. EXHIBITS

(a-1) Copy of Declaration of Trust and copy of Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No. 15 filed 10/29/97)
(a-2) Establishment and Designation of Additional Classes of Shares of Beneficial Interest filed 1/18/02
(b) By-laws - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 21 filed 3/9/01)

(c) Form of share certificate - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 19 filed 3/9/00; No. 21 filed 3/9/01)
(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 19 filed 3/9/00)
(e-1) Amended and Restated Principal Underwriting Agreement
(e-2) Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement
(f) None
(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 22 filed 10/26/01)
(h) Amended and Restated Administrative Services Agreement and
Form of Amended Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Class R-5 Shares
(j) Consent of Independent Auditors
(k) None
(l) Initial capital agreements - previously filed (see P/E Amendment No. 15 filed 10/29/97)
(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 19 filed 3/90/00; No. 21 filed 3/9/01)
(n) Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25.  INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

   (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon

ITEM 25.  INDEMNIFICATION (CONTINUED)

application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.

 ITEM 25.  INDEMNIFICATION (CONTINUED)

  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                        (2)               (3)



       NAME AND PRINCIPAL                     POSITIONS AND OFFICES           POSITIONS AND OFFICES

          BUSINESS ADDRESS                      WITH UNDERWRITER                WITH REGISTRANT



       David L. Abzug                         Vice President                  None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                           Vice President                  None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                      Vice President                  None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                     Vice President                  None



       Steven L. Barnes                       Senior Vice President           None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                          Vice President                  None



       Michelle A. Bergeron                   Senior Vice President           None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                    Regional Vice President         None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                        Senior Vice President           None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                      Vice President                  None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                          Senior Vice President           None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                      Senior Vice President           None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                             Vice President                  None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                         Vice President                  None



       Cody Callaway                          Regional Vice President         None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle                    Regional Vice President         None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                      Regional Vice President         None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                         Vice President                  None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                      Senior Vice President           None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                  Senior Vice President           None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                       Vice President                  None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                         Senior Vice President           None



L      Larry P. Clemmensen                    Director                        None



L      Kevin G. Clifford                      Director, President and Co-Chief    None

                                              Executive Officer



H      Cheri Coleman                          Assistant Vice President        None



       Ruth M. Collier                        Senior Vice President           None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                        Vice President                  None



       Carlo O. Cordasco                      Regional Vice President         None

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                    Vice President                  None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Joseph G. Cronin                       Regional Vice President         None

       1533 Wilmot Road

       Deerfield, IL 60015



       William F. Daugherty                   Regional Vice President         None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                          Regional Vice President         None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                   Vice President                  None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                  Regional Vice President         None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester                    Senior Vice President           None



       Thomas J. Dickson                      Regional Vice President         None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                     Vice President                  None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                        Senior Vice President           None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                          Senior Vice President           None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                         Director, Executive Vice        None
                                              President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                      Secretary                       Vice President



       Michael J. Dullaghan                   Regional Vice President         None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                       Senior Vice President           None



       Robert W. Durbin                       Vice President                  None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                       Senior Vice President           None



       Timothy L. Ellis                       Regional Vice President         None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                          Senior Vice President           None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                        Regional Vice President         None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                       Senior Vice President           None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                       Assistant Vice President        None



B      Evelyn K. Glassford                    Vice President                  None



       Jack E. Goldin                         Regional Vice President         None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                     Vice President                  None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                     Director                        Chairman and Director



B      Mariellen Hamann                       Vice President                  None



       Derek S. Hansen                        Regional Vice President         None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                        Senior Vice President           None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                        Vice President                  None



       Robert J. Hartig, Jr.                  Regional Vice President         None

       8504 Scenic View Drive, Apt. 103

       Fishers, IN 46038



       Steven J. Hipsley                      Regional Vice President         None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                       Senior Vice President           None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                        Vice President                  None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                    Director                        None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                       Senior Vice President           None



       John P. Keating                        Regional Vice President         None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



       Dorothy Klock                          Vice President                  None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



       Dianne L. Koske                        Assistant Vice President

       122 Clydesdale Court

       Hampton, VA 23666



       Andrew R. LeBlanc                      Regional Vice President         None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                          Vice President                  None



       T. Blake Liberty                       Vice President                  None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                           Regional Vice President         None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                         Vice President                  None



I      Kelle Lindenberg                       Assistant Vice President        None



       Louis K. Linquata                      Regional Vice President         None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                     Director                        None



       Brendan T. Mahoney                     Regional Vice President         None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                     Director, Senior Vice           None
                                              President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                       Senior Vice President           None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                      Director, Senior Vice           None
                                              President



       James R. McCrary                       Regional Vice President         None

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                      Senior Vice President           None



S      John V. McLaughlin                     Senior Vice President           None



       Terry W. McNabb                        Vice President                  None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                         Regional Vice President         None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                      Regional Vice President         None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                         Vice President                  None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                         Vice President                  None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                          Vice President                  None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                       Regional Vice President         None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                          Regional Vice President         None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                        Regional Vice President         None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                        Regional Vice President         None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                       Senior Vice President           None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                    Assistant Vice President        None



       Carl S. Platou                         Vice President                  None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                       Vice President                  None



       Mark S. Reischmann                     Regional Vice President         None

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                      Senior Vice President           None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                       Vice President                  None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                          Vice President                  None



L      James F. Rothenberg                    Director                        None



       Douglas F. Rowe                        Vice President                  None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                   Vice President                  None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                            Assistant Vice President        None



       Dean B. Rydquist                       Senior Vice President           None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                      Senior Vice President           None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                        Regional Vice President         None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                    Vice President                  None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                   Regional Vice President         None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie Senft                          Vice President                  None



L      R. Michael Shanahan                    Director                        None



       Brad Short                             Regional Vice President         None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                         Chairman of the Board and       None

       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                       Senior Vice President           None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                        Regional Vice President         None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                        Senior Vice President           None

       5520 Frankford Court

       Dallas, TX  75252



       Anthony L. Soave                       Regional Vice President         None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier                    Assistant Vice President        None



       Nicholas D. Spadaccini                 Vice President                  None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                   Assistant Vice President        None



       Daniel S. Spradling                    Senior Vice President           None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                          Assistant Vice President        None



LW     Eric H. Stern                          Director                        None



       Brad Stillwagon                        Regional Vice President         None

       2438 Broadmeade Road

       Louisville, KY 40205



       Thomas A. Stout                        Vice President                  None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                      Vice President                  None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                   Senior Vice President           None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                        Vice President                  None



L      Drew W. Taylor                         Vice President                  None



       Gary J. Thoma                          Regional Vice President         None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cynthia M. Thompson                    Regional Vice President         None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                        Vice President                  None



I      Christopher E. Trede                   Vice President                  None



       George F. Truesdail                    Senior Vice President           None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                   Vice President                  None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                         Regional Vice President         None

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                         Regional Vice President         None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



       Thomas E. Warren                       Vice President                  None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                          Senior Vice President,          None

                                              Treasurer and Controller



       Gregory J. Weimer                      Vice President                  None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                       Director                        None



SF     Gregory W. Wendt                       Director                        None



       George J. Wenzel                       Regional Vice President         None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                        Assistant Vice President        None



SF     N. Dexter Williams, Jr.                Senior Vice President           None



       Timothy J. Wilson                      Vice President                  None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                      Vice President                  None



H      Marshall D. Wingo                      Director, Senior Vice           None
                                              President



L      Robert L. Winston                      Director, Senior Vice           None
                                              President



       William R. Yost                        Senior Vice President           None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                      Regional Vice President         None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                        Regional Vice President         None

       2178 Piper Lane

       Tustin, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS (CONTINUED)

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30.  UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 15th day of July, 2002.

  THE AMERICAN FUNDS TAX-EXEMPT SERIES II
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 15, 2002, by the following persons in the capacities indicated.

         SIGNATURE                                                   TITLE



(1)      Principal Executive Officer:
          /s/ Abner D. Goldstine                                     President and Trustee
            (Abner D. Goldstine)
(2)      Principal Financial Officer and
         Principal Accounting Officer:
          /s/ Anthony W. Hynes                                       Treasurer
            (Anthony W. Hynes, Jr.)
(3)      Trustees:
         Richard G. Capen, Jr. *                                     Trustee
         H. Frederick Christie*                                      Trustee
         Don R. Conlan*                                              Trustee
         Diane C. Creel*                                             Trustee
         Martin Fenton*                                              Trustee
         Leonard R. Fuller*                                          Trustee
          /s/ Abner D. Goldstine                                     President and Trustee
            (Abner D. Goldstine)
          /s/ Paul G. Haaga, Jr.                                     Chairman and Trustee
            (Paul G. Haaga, Jr.)
         Richard G. Newman*                                          Trustee
         Frank M. Sanchez*                                           Trustee




*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

      /s/ Kristine N. Nishiyama
      (Kristine N. Nishiyama)